UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22495

Curian Series Trust
(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado		80237
(Address of principal executive offices)		(Zip code)

Daniel W. Koors Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Curian Series Trust (Unaudited)

Schedules of Investments

July 31, 2015

	Shares/Par †	Value
Curian/PIMCO Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.9%
Asset Backed Funding Corp. Trust REMIC, 0.33%, 10/25/36 (a)	$176,902	$149,406
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 1.14%, 09/25/34 (a)	561,718	515,646
Banc of America Alternative Loan Trust REMIC, 5.75%, 11/25/35	801,242	752,378
Bear Stearns Asset Backed Securities Trust REMIC
0.68%, 07/25/35 (a)	233,462	228,661
1.39%, 01/25/45 (a)	554,214	454,485
Cavalry CLO Ltd., 1.54%, 01/16/24 (a) (b)	500,000	498,866
Citigroup Mortgage Loan Trust REMIC, 5.37%, 09/25/37 (a)	214,020	191,608
Continental Airlines Pass-Through Trust
5.50%, 10/29/20	1,119,125	1,163,890
4.00%, 10/29/24	921,859	931,824
Countrywide Asset-Backed Certificates REMIC
0.29%, 12/25/29 (a)	279,754	284,965
1.05%, 08/25/34 (a)	892,862	843,747
1.17%, 06/25/35 (a)	542,409	535,788
0.43%, 03/25/36 (a)	73,392	65,421
Countrywide Home Loans Inc. Alternative Loan Trust REMIC, 3.40%, 08/25/18	685,798	688,621
Crown Castle Towers LLC, 5.50%, 01/15/17 (c) (d)	1,500,000	1,544,196
CWABS Asset-Backed Certificates Trust REMIC, 0.34%, 04/25/33 (a)	329,102	314,445
Delta Air Lines Inc. Pass-Through Trust
7.75%, 12/17/19	310,567	354,823
6.72%, 07/02/24	740,775	848,188
Federal Express Corp. Pass-Through Trust, 2.63%, 01/15/18 (c) (d)	650,955	656,656
First Franklin Mortgage Loan Trust REMIC, 0.67%, 05/25/35 (a)	1,200,000	1,112,999
GTP Acquisition Partners I LLC, 3.48%, 06/16/25 (c) (d)	1,000,000	995,033
Home Equity Asset Trust REMIC, 1.29%, 07/25/35 (a)	1,950,000	1,736,426
HomeBanc Mortgage Trust REMIC, 0.46%, 10/25/35 (a)	615,677	558,093
Inwood Park CDO Ltd., 0.51%, 01/20/21 (a) (b)	70,088	69,905
JPMorgan Mortgage Acquisition Trust REMIC, 0.46%, 07/25/36 (a)	1,600,000	1,160,672
Lehman XS Trust REMIC, 5.17%, 08/25/35	732,367	700,858
Morgan Stanley ABS Capital I Inc. Trust REMIC
1.11%, 03/25/35 (a)	1,000,000	843,480
1.44%, 07/25/37 (a)	500,000	348,253
Morgan Stanley Capital I Inc. Trust REMIC, 0.48%, 01/25/36 (a)	5,600,000	5,025,166
OMX Timber Finance Investments I LLC, 5.42%, 01/29/20 (c) (d)	700,000	770,643
Ownit Mortgage Loan Trust Series REMIC, 0.79%, 10/25/36 (a)	1,851,871	1,479,465
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.18%, 09/25/34 (a)	2,051,741	1,923,175
0.69%, 07/25/35 (a)	1,200,000	1,187,114
Progress Trust, 3.59%, 06/20/44 (a), AUD	569,899	421,896
Race Point V CLO Ltd., 1.59%, 12/15/22 (a) (b)	1,301,204	1,300,272
RALI Trust REMIC
6.00%, 12/25/35	1,180,661	1,054,288
6.00%, 02/25/37	1,245,344	996,133
RAMP Trust REMIC, 0.42%, 12/25/35 (a)	1,017,682	760,900
Renaissance Home Equity Loan Trust REMIC, 7.24%, 09/25/37 (a)	666,066	434,470
Residential Asset Securities Corp. Trust REMIC, 0.63%, 01/25/36 (a)	1,500,000	1,436,100
SBA Tower Trust
5.10%, 04/17/17 (c) (d)	1,000,000	1,033,716
REMIC, 3.60%, 04/16/18 (b)	2,300,000	2,296,281
STARM Mortgage Loan Trust REMIC, 6.00%, 02/25/37 (a)	354,112	346,546
Structured Asset Investment Loan Trust REMIC, 1.17%, 10/25/33 (a)	1,832,514	1,769,466
Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 2.45%, 09/25/33 (a)	722,893	720,354
United Air Lines Inc. Pass-Through Trust
10.40%, 11/01/16	426,139	461,031
9.75%, 01/15/17	315,496	343,890
3.75%, 09/03/26	1,000,000	992,500
Voya CLO Ltd.
1.59%, 10/15/22 (a) (b)	875,000	873,751
1.61%, 10/15/22 (a) (b)	1,600,000	1,596,773
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.39%, 01/25/35 (a)	658,978	663,813
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.50%, 01/25/36	36,904	36,628
WG Horizons CLO, 0.54%, 05/24/19 (a) (b)	158,785	156,802
Total Non-U.S. Government Agency Asset- Backed Securities (cost $45,615,291)		46,630,506

CORPORATE BONDS AND NOTES - 75.9%
CONSUMER DISCRETIONARY - 4.6%
Altice SA, 7.25%, 05/15/22, EUR	350,000	392,075
CCO Safari II LLC, 4.91%, 07/23/25 (b)	1,000,000	1,000,710
Clear Channel Worldwide Holdings Inc., 6.50%, 11/15/22	1,000,000	1,042,500
D.R. Horton Inc., 4.75%, 02/15/23	500,000	503,750
Home Depot Inc., 2.63%, 06/01/22	400,000	396,086
Jaguar Land Rover Automotive Plc, 4.13%, 12/15/18 (b)	300,000	303,000
Massachusetts Institute of Technology, 4.68%, 07/01/14	1,100,000	1,185,231
MCE Finance Ltd., 5.00%, 02/15/21 (b) (e)	1,000,000	950,000
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (b) (f)	400,000	425,500
Numericable Group SA
4.88%, 05/15/19 (b)	350,000	355,250
6.00%, 05/15/22 (b)	700,000	711,550
Pearson Funding Five Plc, 3.25%, 05/08/23 (c) (d)	1,000,000	959,173
Schaeffler Finance BV, 3.25%, 05/15/25, EUR	100,000	104,883
Time Warner Cable Inc., 8.25%, 04/01/19	1,300,000	1,529,023
Time Warner Inc., 3.60%, 07/15/25	2,200,000	2,136,330
Toll Brothers Finance Corp., 6.75%, 11/01/19	2,000,000	2,250,000
Viacom Inc.
4.25%, 09/01/23	1,000,000	1,005,934
4.50%, 02/27/42	2,000,000	1,653,992
Wynn Las Vegas LLC
5.38%, 03/15/22	1,209,000	1,219,579

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
5.50%, 03/01/25 (b)	2,150,000	2,069,375
Wynn Macau Ltd., 5.25%, 10/15/21 (b) (e)	1,400,000	1,326,500
		21,520,441
CONSUMER STAPLES - 1.6%
Altria Group Inc., 9.25%, 08/06/19 (g)	222,000	277,389
CVS Health Corp., 2.80%, 07/20/20	1,450,000	1,463,163
HJ Heinz Co., 3.95%, 07/15/25 (b)	1,300,000	1,320,202
Imperial Tobacco Finance Plc, 3.75%, 07/21/22 (c) (d)	2,300,000	2,291,237
Reynolds American Inc.
3.25%, 11/01/22	1,900,000	1,848,029
4.45%, 06/12/25	500,000	514,156
		7,714,176
ENERGY - 6.4%
California Resources Corp., 5.50%, 09/15/21 (e)	625,000	515,625
Chesapeake Energy Corp., 3.54%, 04/15/19 (a) (e)	1,000,000	842,500
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23 (b)	700,000	735,472
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	1,800,000	1,705,374
Energy Transfer Partners LP
2.50%, 06/15/18	900,000	901,320
4.05%, 03/15/25	2,000,000	1,869,638
Ensco Plc, 4.50%, 10/01/24	100,000	91,745
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/22	1,100,000	935,000
6.00%, 11/27/23 (b)	600,000	551,298
Gazprom OAO Via Gaz Capital SA
8.15%, 04/11/18 (b)	300,000	322,200
9.25%, 04/23/19	1,000,000	1,115,040
Harvest Operations Corp., 6.88%, 10/01/17	620,000	571,950
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	2,300,000	2,437,857
3.95%, 09/01/22	500,000	482,269
Kinder Morgan Inc., 4.30%, 06/01/25	350,000	332,947
MarkWest Energy Partners LP, 4.88%, 12/01/24	1,200,000	1,170,000
Nabors Industries Inc., 2.35%, 09/15/16	500,000	499,178
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (b)	164,000	118,080
ONEOK Partners LP, 3.38%, 10/01/22	700,000	645,470
Pacific Rubiales Energy Corp., 5.13%, 03/28/23 (b)	400,000	253,000
Petrobras Global Finance BV
4.38%, 05/20/23	200,000	167,788
6.25%, 03/17/24 (e)	1,600,000	1,497,440
Petrobras International Finance Co., 7.88%, 03/15/19	1,700,000	1,768,000
Petrofac Ltd., 3.40%, 10/10/18 (b)	700,000	696,106
Pioneer Natural Resources Co.
5.88%, 07/15/16	600,000	623,724
6.65%, 03/15/17	600,000	646,419
Rockies Express Pipeline LLC, 6.00%, 01/15/19 (b)	950,000	971,375
Rosneft Finance SA
7.50%, 07/18/16 (b)	500,000	518,125
7.88%, 03/13/18	700,000	737,660
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	2,300,000	2,287,062
Southwestern Energy Co., 4.05%, 01/23/20 (g)	400,000	406,944
Spectra Energy Partners LP, 3.50%, 03/15/25	300,000	286,104
Statoil ASA, 6.70%, 01/15/18	1,500,000	1,681,291
Targa Resources Partners LP
6.88%, 02/01/21	50,000	52,000
6.38%, 08/01/22	725,000	752,187
Western Gas Partners LP, 4.00%, 07/01/22	1,000,000	1,000,835
		30,189,023
FINANCIALS - 47.1%
ABN AMRO Bank NV, 6.25%, 09/13/22	2,200,000	2,354,000
AerCap Ireland Capital Ltd.
2.75%, 05/15/17 (b)	250,000	248,750
3.75%, 05/15/19 (b)	250,000	250,575
Alexandria Real Estate Equities Inc., 2.75%, 01/15/20	700,000	693,388
Ally Financial Inc., 2.75%, 01/30/17	950,000	952,375
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	650,000	639,805
American Express Co., 4.90%, (callable at 100 beginning 03/15/20) (f)	975,000	954,037
American International Group Inc., 3.75%, 07/10/25	2,800,000	2,803,144
American Tower Corp.
4.50%, 01/15/18	2,000,000	2,104,660
2.80%, 06/01/20	400,000	396,331
ARC Properties Operating Partnership LP, 3.00%, 02/06/19	1,100,000	1,051,465
Banco do Brasil SA, 9.00%, (callable at 100 beginning 06/15/24) (b) (f)	1,500,000	1,285,800
Banco Espirito Santo SA
5.88%, 11/09/15, EUR	500,000	551,870
2.63%, 05/08/17, EUR	500,000	543,626
5.00%, 05/23/19, EUR	700,000	801,513
Banco Santander Brasil SA
4.25%, 01/14/16 (b) (e)	2,000,000	2,013,600
4.63%, 02/13/17 (b)	1,700,000	1,744,625
Bank of America Corp.
0.00%, 01/04/17 (h)	3,200,000	3,157,686
5.65%, 05/01/18	2,150,000	2,352,010
2.60%, 01/15/19 (e)	1,200,000	1,214,880
5.70%, 01/24/22	800,000	911,610
3.96%, 10/21/25 (d), MXN	6,000,000	398,448
Bank of America NA
1.25%, 02/14/17	1,250,000	1,248,985
0.70%, 05/08/17 (a)	1,000,000	997,901
6.10%, 06/15/17	250,000	269,262
Bank of New York Mellon Corp., 3.00%, 02/24/25	2,000,000	1,934,904
Banque PSA Finance SA, 4.38%, 04/04/16 (b)	1,700,000	1,729,767
Barclays Bank Plc
14.00% (callable at 100 beginning 06/15/19) (f), GBP	1,700,000	3,494,378
7.63%, 11/21/22	800,000	922,500
BAT International Finance Plc
2.75%, 06/15/20 (b)	1,100,000	1,115,325
3.95%, 06/15/25 (c) (d)	500,000	510,898
BBVA US Senior SAU, 4.66%, 10/09/15 (e)	1,900,000	1,912,084
BGC Partners Inc., 5.38%, 12/09/19	1,200,000	1,257,600
Biomed Realty LP, 4.25%, 07/15/22	1,200,000	1,224,356
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/44 (b) (e)	1,000,000	1,030,729
BPCE SA
5.70%, 10/22/23 (b)	1,400,000	1,497,534
4.63%, 07/11/24 (b)	2,150,000	2,116,813
5.15%, 07/21/24 (b)	1,000,000	1,027,633

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Cantor Fitzgerald LP, 7.88%, 10/15/19 (b)	1,200,000	1,343,294
CIT Group Inc., 5.50%, 02/15/19 (b)	200,000	211,500
Citigroup Inc.
5.95% (callable at 100 beginning 05/15/25) (f)	2,375,000	2,315,625
0.67%, 05/31/17 (a), EUR	900,000	980,642
CME Group Inc., 3.00%, 03/15/25	1,000,000	978,895
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25	500,000	503,586
Compass Bank, 2.75%, 09/29/19	1,200,000	1,198,013
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
8.38% (callable at 100 beginning 07/26/16) (f)	2,900,000	3,052,322
5.25%, 08/04/45	1,000,000	1,021,424
Countrywide Financial Corp., 6.25%, 05/15/16	400,000	414,508
Credit Agricole SA
7.88% (callable at 100 beginning 01/23/24) (e) (f)	600,000	626,437
3.88%, 04/15/24 (b) (e)	600,000	612,774
8.12%, 09/19/33	350,000	390,359
Credit Suisse
3.00%, 10/29/21	1,800,000	1,798,337
3.63%, 09/09/24	1,200,000	1,203,335
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (b) (f)	900,000	958,500
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20 (c) (d)	800,000	794,901
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (i)	1,200,000	1,257,000
DBS Bank Ltd., 3.62%, 09/21/22 (e)	1,975,000	2,038,382
DBS Group Holdings Ltd., 2.25%, 07/16/19 (b)	800,000	802,254
Depository Trust & Clearing Corp., 4.88%, (callable at 100 beginning 06/15/20) (b) (f)	750,000	753,375
Discover Bank, 3.10%, 06/04/20	500,000	501,761
Eksportfinans ASA
2.38%, 05/25/16	500,000	499,375
5.50%, 05/25/16	1,540,000	1,582,011
EPR Properties, 4.50%, 04/01/25	300,000	293,378
Experian Finance Plc, 2.38%, 06/15/17 (c) (d)	1,200,000	1,208,167
Fidelity National Financial Inc., 5.50%, 09/01/22	900,000	965,952
First American Financial Corp.
4.30%, 02/01/23	1,100,000	1,097,398
4.60%, 11/15/24	1,200,000	1,219,214
Ford Motor Credit Co. LLC
6.63%, 08/15/17	500,000	544,950
3.16%, 08/04/20	2,700,000	2,705,076
General Electric Capital Corp.
5.88%, 01/14/38	4,500,000	5,538,685
5.50%, 09/15/67 (a), EUR	400,000	466,320
6.37%, 11/15/67 (a)	2,481,000	2,657,771
General Motors Financial Co. Inc.
3.25%, 05/15/18	200,000	202,595
3.15%, 01/15/20	100,000	99,517
3.20%, 07/13/20	1,400,000	1,384,905
3.45%, 04/10/22	300,000	289,381
Goldman Sachs Group Inc.
6.25%, 09/01/17	400,000	437,051
5.95%, 01/18/18	11,450,000	12,574,745
3.75%, 05/22/25	1,015,000	1,011,940
Goodman Funding Pty Ltd., 6.38%, 11/12/20 (b)	800,000	922,823
HBOS Plc, 6.75%, 05/21/18 (b)	2,700,000	2,994,624
HSBC Capital Funding LP, 10.18%, (callable at 100 beginning 06/30/30) (b) (f)	400,000	601,000
HSBC Finance Corp., 0.71%, 06/01/16 (a)	500,000	499,259
HSBC Holdings Plc
6.37% (callable at 100 beginning 09/17/24) (f) (i)	1,200,000	1,207,500
6.50%, 09/15/37	200,000	240,784
6.80%, 06/01/38	2,800,000	3,507,885
ICICI Bank Ltd.
4.75%, 11/25/16	600,000	621,153
4.75%, 11/25/16 (b)	882,000	913,095
Industrial & Commercial Bank of China Ltd., 2.35%, 11/13/17	2,100,000	2,112,793
ING Bank NV
2.00%, 09/25/15 (b)	1,000,000	1,002,183
5.80%, 09/25/23 (b)	1,000,000	1,094,658
ING Groep NV, 6.50%, (callable at 100 beginning 04/16/25) (f) (i)	200,000	196,250
International Lease Finance Corp.
6.75%, 09/01/16 (b)	4,000,000	4,180,000
7.13%, 09/01/18 (b)	450,000	502,313
Intesa Sanpaolo SpA, 3.13%, 01/15/16	3,500,000	3,527,128
Jefferies Finance LLC, 7.38%, 04/01/20 (b)	1,000,000	1,000,000
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (f)	125,000	124,550
6.10% (callable at 100 beginning 10/01/24) (f)	500,000	501,875
1.07%, 05/30/17 (a), GBP	2,700,000	4,163,739
3.63%, 05/13/24	1,000,000	1,005,742
JPMorgan Chase Bank NA
6.00%, 07/05/17	1,000,000	1,082,056
6.00%, 10/01/17	7,000,000	7,611,310
KBC Bank NV, 8.00%, 01/25/23	1,200,000	1,318,080
LBG Capital No.1 Plc, 8.00%, (callable at 100 beginning 06/15/20) (b) (f) (i)	400,000	457,800
LBG Capital No.2 Plc
15.00%, 12/21/19 (i), GBP	200,000	442,570
15.00%, 12/21/19 (i), EUR	500,000	823,687
LeasePlan Corp. NV, 2.50%, 05/16/18 (c) (d)	3,000,000	3,016,569
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24) (c) (d) (f)	900,000	1,291,500
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	4,100,000	4,620,216
Moody’s Corp., 4.88%, 02/15/24	3,900,000	4,242,498
Morgan Stanley
5.95%, 12/28/17	1,000,000	1,094,965
3.88%, 04/29/24	2,400,000	2,440,018
3.70%, 10/23/24	2,000,000	2,005,280
4.00%, 07/23/25 (e)	1,200,000	1,226,626
Nordea Bank AB
6.13% (callable at 100 beginning 09/23/24) (b) (f)	1,450,000	1,442,750
4.88%, 05/13/21 (c) (d)	1,400,000	1,515,674
Omega Healthcare Investors Inc., 4.95%, 04/01/24	500,000	515,695
Piper Jaffray Cos., 3.28%, 05/31/17 (a) (c) (d)	700,000	699,710
Pricoa Global Funding I, 2.20%, 05/16/19 (b)	1,500,000	1,502,611
QBE Insurance Group Ltd., 2.40%, 05/01/18 (b)	1,100,000	1,107,921
RCI Banque SA, 3.50%, 04/03/18 (b)	1,100,000	1,141,392
Rio Oil Finance Trust, 6.25%, 07/06/24 (b) (e)	750,000	697,500

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Royal Bank of Scotland NV, 4.65%, 06/04/18	2,300,000	2,393,251
Royal Bank of Scotland Plc, 9.50%, 03/16/22	100,000	110,339
Santander Holdings USA Inc., 4.50%, 07/17/25	1,300,000	1,319,308
Sberbank of Russia Via SB Capital SA
5.40%, 03/24/17	800,000	817,760
5.18%, 06/28/19	800,000	792,000
5.72%, 06/16/21	700,000	676,677
6.13%, 02/07/22 (b)	300,000	293,871
Sinopec Group Overseas Development 2014 Ltd., 1.20%, 04/10/19 (a) (b)	2,500,000	2,495,195
SL Green Realty Corp., 4.50%, 12/01/22	1,500,000	1,538,418
SLM Corp., 8.45%, 06/15/18	900,000	972,000
State Bank of India, 4.13%, 08/01/17	1,250,000	1,296,084
SteelRiver Transmission Co. LLC, 4.71%, 06/30/17 (c) (d)	215,793	224,153
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (b) (g)	1,560,000	1,719,259
Synchrony Financial
1.51%, 02/03/20 (a)	700,000	690,959
2.70%, 02/03/20	350,000	344,491
4.50%, 07/23/25	800,000	805,438
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (a) (c) (d)	4,000,000	4,011,476
UBS AG
2.38%, 08/14/19	1,700,000	1,703,867
7.25%, 02/22/22	400,000	425,073
7.63%, 08/17/22	4,850,000	5,701,956
Union Bank NA, 1.03%, 09/26/16 (a)	500,000	501,441
US Bank NA, 2.80%, 01/27/25	2,000,000	1,950,530
WEA Finance LLC, 3.75%, 09/17/24 (c) (d) (e)	600,000	600,493
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (f)	550,000	569,938
5.90% (callable at 100 beginning 06/15/24) (f)	3,500,000	3,519,950
3.30%, 09/09/24	200,000	198,523
3.00%, 02/19/25	2,200,000	2,119,379
Weyerhaeuser Co., 7.38%, 10/01/19	2,800,000	3,308,298
WP Carey Inc., 4.00%, 02/01/25	800,000	774,954
		221,341,385
HEALTH CARE - 5.1%
AbbVie Inc.
2.90%, 11/06/22	2,500,000	2,428,112
3.20%, 11/06/22	800,000	794,724
Actavis Funding SCS
1.54%, 03/12/20 (a)	4,375,000	4,395,208
3.00%, 03/12/20	525,000	523,813
3.80%, 03/15/25	400,000	390,446
Amgen Inc.
4.10%, 06/15/21	200,000	211,619
3.63%, 05/15/22	700,000	712,244
3.63%, 05/22/24	1,500,000	1,500,286
3.13%, 05/01/25	200,000	190,420
Baxalta Inc., 2.88%, 06/23/20 (b)	1,200,000	1,199,844
Becton Dickinson and Co., 3.73%, 12/15/24	1,000,000	995,213
Boston Scientific Corp., 2.65%, 10/01/18	500,000	507,191
Endo Finance LLC & Endo Finco Inc., 5.38%, 01/15/23 (b)	800,000	808,496
HCA Inc., 3.75%, 03/15/19	1,000,000	1,014,375
Hospira Inc., 6.05%, 03/30/17	1,200,000	1,288,117
Mallinckrodt International Finance SA, 4.88%, 04/15/20 (b) (e)	1,225,000	1,260,709
Medtronic Inc., 3.50%, 03/15/25 (b)	1,300,000	1,299,293
Mylan Inc., 1.80%, 06/24/16	700,000	702,880
UnitedHealth Group Inc.
3.35%, 07/15/22 (e)	400,000	408,066
3.75%, 07/15/25 (e)	1,300,000	1,326,606
Zimmer Holdings Inc., 3.55%, 04/01/25	2,000,000	1,934,114
		23,891,776
INDUSTRIALS - 2.9%
ADT Corp.
3.50%, 07/15/22 (e)	100,000	91,500
4.13%, 06/15/23 (e)	600,000	561,000
Aviation Capital Group Corp.
3.88%, 09/27/16 (b)	1,700,000	1,725,413
4.63%, 01/31/18 (b)	1,400,000	1,449,811
7.13%, 10/15/20 (b)	1,000,000	1,167,676
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b) (j)	568,000	572,260
Burlington Northern Santa Fe LLC, 5.40%, 06/01/41	2,500,000	2,825,150
Masco Corp.
6.13%, 10/03/16	1,450,000	1,522,935
7.13%, 03/15/20	1,000,000	1,165,000
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (b) (j)	367,640	237,128
Penske Truck Leasing Co. LP, 3.38%, 03/15/18	1,000,000	1,030,368
USG Corp.
9.75%, 01/15/18 (j)	500,000	568,750
7.88%, 03/30/20 (b)	800,000	855,016
		13,772,007
INFORMATION TECHNOLOGY - 1.3%
Alibaba Group Holding Ltd., 3.13%, 11/28/21 (b)	1,000,000	982,543
Baidu Inc., 3.25%, 08/06/18	2,400,000	2,451,864
Fidelity National Information Services Inc., 3.88%, 06/05/24	800,000	769,120
Flextronics International Ltd., 4.75%, 06/15/25 (b)	1,300,000	1,269,125
KLA-Tencor Corp.
4.13%, 11/01/21	200,000	203,654
4.65%, 11/01/24	200,000	198,174
Lender Processing Services Inc., 5.75%, 04/15/23	219,000	232,140
		6,106,620
MATERIALS - 1.0%
ALROSA Finance SA, 7.75%, 11/03/20	1,000,000	1,045,250
Cemex SAB de CV, 5.88%, 03/25/19 (b) (e)	700,000	714,000
Georgia-Pacific LLC
2.54%, 11/15/19 (b)	1,200,000	1,204,763
3.16%, 11/15/21 (b)	1,000,000	1,006,062
Goldcorp Inc., 3.63%, 06/09/21	350,000	339,086
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (c) (d)	200,000	191,748
		4,500,909
TELECOMMUNICATION SERVICES - 3.1%
AT&T Inc.
2.45%, 06/30/20 (e)	2,100,000	2,066,104
3.00%, 06/30/22	1,200,000	1,162,650
4.80%, 06/15/44	600,000	559,909
CC Holdings GS V LLC, 2.38%, 12/15/17	550,000	553,093
Crown Castle International Corp., 5.25%, 01/15/23	500,000	523,750
Telecom Italia SpA, 6.38%, 06/24/19, GBP	200,000	342,766

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Verizon Communications Inc.
5.15%, 09/15/23	4,300,000	4,737,762
6.55%, 09/15/43	273,000	322,530
5.01%, 08/21/54	2,242,000	2,079,406
4.67%, 03/15/55 (b)	2,642,000	2,317,261
		14,665,231
UTILITIES - 2.8%
Appalachian Power Co., 5.00%, 06/01/17	2,000,000	2,120,762
Delmarva Power & Light Co., 3.50%, 11/15/23	1,700,000	1,742,238
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (b)	1,035,000	1,183,704
Dynegy Inc., 6.75%, 11/01/19 (b)	700,000	722,750
Entergy Corp., 4.00%, 07/15/22	1,200,000	1,224,346
Israel Electric Corp. Ltd., 7.25%, 01/15/19 (b) (e)	950,000	1,080,150
Jersey Central Power & Light Co., 4.80%, 06/15/18	3,000,000	3,213,867
MidAmerican Energy Holdings Co., 5.95%, 05/15/37	1,500,000	1,771,456
		13,059,273
Total Corporate Bonds and Notes (cost $356,307,139)		356,760,841

VARIABLE RATE SENIOR LOAN INTERESTS - 7.1% (a)
CONSUMER DISCRETIONARY - 3.2%
AMAYA Holdings BV Term Loan, 5.00%, 07/29/21	694,750	693,124
Cablevision Systems Corp. Term Loan B, 2.69%, 04/15/20	2,091,209	2,080,314
Charter Communications Operating LLC Term Loan E, 3.00%, 07/01/20	1,881,164	1,873,846
Charter Communications LLC Term Loan, 3.75%, 01/23/23	1,000,000	1,002,190
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20	3,218,904	3,222,059
MGM Resorts International Term Loan B, 3.50%, 12/20/19	1,560,000	1,552,980
Venetian Casino Resort LLC Term Loan, 3.25%, 12/16/20	4,735,192	4,724,443
		15,148,956
ENERGY - 0.9%
Energy Future Intermediate Holding Term Loan, 4.25%, 04/28/16	4,111,322	4,130,152
HEALTH CARE - 0.3%
RPI Finance Trust Term Loan, 3.50%, 05/09/18	1,614,595	1,616,597
INDUSTRIALS - 0.5%
AABS Ltd. Term Loan A, 4.88%, 01/10/38 (c) (d) (k)	843,750	869,334
Delos Finance SARL Term Loan, 3.50%, 02/27/21	1,250,000	1,250,587
		2,119,921
INFORMATION TECHNOLOGY - 1.2%
Activision Blizzard Inc. Term Loan B, 3.25%, 09/15/20	299,000	299,888
Avago Technologies Ltd. Term Loan B, 3.75%, 04/01/21	3,507,429	3,510,936
Dell Inc. Term Loan B2, 4.00%, 04/29/20	1,576,050	1,575,152
Sensata Technologies BV Term Loan, 3.00%, 10/14/21	397,005	397,315
		5,783,291
MATERIALS - 0.0%
WR Grace and Co. Term Loan
2.75%, 02/03/21	26,290	26,234
2.75%, 02/03/21	73,023	72,867
		99,101
TELECOMMUNICATION SERVICES - 0.7%
Crown Castle Term Loan, 3.00%, 01/31/21	3,172,839	3,161,290
UTILITIES - 0.3%
NRG Energy Inc. Refinancing Term Loan B, 2.75%, 07/01/18	1,190,863	1,184,587
Total Variable Rate Senior Loan Interests (cost $33,140,547)		33,243,895

GOVERNMENT AND AGENCY OBLIGATIONS - 19.0%
GOVERNMENT SECURITIES - 19.0%
Municipals - 1.1%
Los Angeles Community College District, 6.75%, 08/01/49	1,165,000	1,646,087
Metropolitan Transportation Authority, 6.81%, 11/15/40	1,000,000	1,327,540
Sacramento Municipal Utility District, 6.16%, 05/15/36	1,000,000	1,238,020
Triborough Bridge & Tunnel Authority, 5.50%, 11/15/39	1,000,000	1,195,700
		5,407,347
Sovereign - 2.6%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/21, BRL	3,400,000	899,987
Hellenic Republic Government Bond, 3.00%, 02/24/23 - 02/24/42 (j), EUR	1,725,000	872,833
Slovenia Government International Bond, 4.13%, 02/18/19 (b)	2,000,000	2,107,500
Spain Government Bond, 3.80%, 04/30/24 (b), EUR	6,500,000	8,304,715
		12,185,035
Treasury Inflation Index Securities - 1.1%
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/26 (l)	3,670,525	4,211,927
2.00%, 01/15/26 (l)	1,007,644	1,156,272
		5,368,199
U.S. Treasury Securities - 14.2%
U.S. Treasury Bond
3.13%, 02/15/42 (n)	3,610,000	3,774,143
3.38%, 05/15/44 (n)	3,600,000	3,927,658
2.50%, 02/15/45	23,675,000	21,675,575
Principal Only, 0.00%, 08/15/43 - 11/15/43 (h) (m)	40,400,000	17,290,499
Principal Only, 0.00%, 02/15/44 (h) (m) (n)	9,100,000	3,843,603
U.S. Treasury Note, 2.13%, 05/15/25 (m)	16,215,000	16,126,320
		66,637,798
Total Government and Agency Obligations (cost $87,027,023)		89,598,379

PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
CoBank ACB, 6.20%, (callable at 100 beginning 01/01/25) (c) (d) (f)	8,000	806,400
Total Preferred Stocks (cost $800,750)		806,400

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
TRUST PREFERREDS - 0.0%
UTILITIES - 0.0%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (f)	4,000	111,560
Total Trust Preferreds (cost $101,040)		111,560

PURCHASED OPTIONS - 0.0%
Call Swaption, 3-Month LIBOR versus 1.00% fixed, Expiration 01/11/16, GSB (d)	870	154,372
Call Swaption, 3-Month LIBOR versus 1.05% fixed, Expiration 01/06/16, MSC (d)	144	30,341
Put Swaption, 3-Month LIBOR versus 3.45% fixed, Expiration 09/21/15, DUB (d)	50	3,417
Total Purchased Options (cost $617,672)		188,130

SHORT TERM INVESTMENTS - 4.9%
Certificates of Deposit - 0.5%
Banco Bilbao Vizcaya Argentaria, 1.13%, 05/16/16 (a)	$1,250,000	1,246,098
Intesa Sanpaolo SpA, 1.67%, 04/11/16 (a)	1,000,000	1,001,976
		2,248,074
Securities Lending Collateral - 4.2%
BlackRock Liquidity Funds TempFund Portfolio, 0.17% (o)	6,000,000	6,000,000
Fidelity Institutional Money Market Portfolio, 0.15% (o)	6,000,000	6,000,000
Repurchase Agreement with MLP, 0.13% (Collateralized by $6,706,230 U.S. Treasury Bond, 3.75%, due 11/15/43, value $7,823,464) acquired on 07/31/15, due 08/03/15 at $7,670,146	$7,670,062	7,670,062
		19,670,062
Treasury Securities - 0.2%
U.S. Treasury Bill
0.00%, 10/01/15	4,000	4,000
0.11%, 01/07/16 (n)	361,000	360,831
0.12%, 01/14/16 (n)	295,000	294,835
0.14%, 01/28/16 (n)	371,000	370,743
		1,030,409
Total Short Term Investments (cost $22,950,465)		22,948,545
Total Investments - 117.0% (cost $546,559,927)		550,288,256
Other Assets and Liabilities, Net - (17.0%)		(79,976,096)
Total Net Assets - 100.0%		$470,312,160

(a)	Variable rate security. Rate stated was in effect as of July 31, 2015.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended (“1933 Act”), to be liquid based on procedures approved by the Trust’s Board of Trustees. As of July 31, 2015, the aggregate value of these liquid securities was $93,700,454 which represented 19.9% of net assets.

(c)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(d)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(e)	All or a portion of the security was on loan.
(f)	Perpetual security.
(g)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(h)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	Convertible security.
(j)

Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of July 31, 2015.

(k)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Schedules of Investments.

(l)	Treasury inflation indexed note, par amount is adjusted for inflation.
(m)	All or a portion of the investment was purchased on a delayed delivery basis. As of July 31, 2015, the total cost of investments purchased on a delayed delivery basis was $35,775,925.
(n)	All or a portion of the securities is pledged or segregated as collateral.
(o)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of July 31, 2015.

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Income Fund (continued)

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of July 31, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
AABS Ltd. Term Loan A, 4.88%, 01/10/38	01/28/2013	$851,363	$869,334	0.2%
BAT International Finance Plc, 3.95%, 06/15/25	06/11/2015	498,501	510,898	0.1
CoBank ACB, 6.20%, (callable at 100 beginning 01/01/25)	11/20/2014	800,750	806,400	0.2
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20	03/24/2015	799,619	794,901	0.2
Crown Castle Towers LLC, 5.50%, 01/15/17	01/06/2011	1,532,820	1,544,196	0.3
Experian Finance Plc, 2.38%, 06/15/17	06/27/2012	1,197,886	1,208,167	0.3
Federal Express Corp. Pass-Through Trust, 2.63%, 01/15/18	01/23/2012	650,955	656,656	0.1
GTP Acquisition Partners I LLC, 3.48%, 06/16/25	05/21/2015	1,000,000	995,033	0.2
Imperial Tobacco Finance Plc, 3.75%, 07/21/22	07/16/2015	2,262,993	2,291,237	0.5
LeasePlan Corp. NV, 2.50%, 05/16/18	05/08/2013	2,991,975	3,016,569	0.6
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24)	10/17/2013	1,172,294	1,291,500	0.3
Nordea Bank AB, 4.88%, 05/13/21	02/06/2015	1,538,124	1,515,674	0.3
OMX Timber Finance Investments I LLC, 5.42%, 01/29/20	09/15/2014	768,555	770,643	0.2
Pearson Funding Five Plc, 3.25%, 05/08/23	05/02/2013	998,979	959,173	0.2
Piper Jaffray Cos., 3.28%, 05/31/17	06/03/2014	700,000	699,710	0.1
SBA Tower Trust, 5.10%, 04/17/17	01/24/2012	1,028,407	1,033,716	0.2
SteelRiver Transmission Co. LLC, 4.71%, 06/30/17	01/20/2012	218,732	224,153	—
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54	09/16/2014	3,992,800	4,011,476	0.9
WEA Finance LLC, 3.75%, 09/17/24	09/11/2014	597,931	600,493	0.1
West Fraser Timber Co. Ltd., 4.35%, 10/15/24	10/08/2014	200,000	191,748	—
		$23,802,684	$23,991,677	5.0%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/Notional	Value
Index Options
CDX.NA.IG.24 Put Option, BCL	10/21/2015	0.90	44	$(6,419)
CDX.NA.IG.24 Put Option, BCL	08/19/2015	0.80	42	(1,720)
CDX.NA.IG.24 Put Option, BGI	08/19/2015	0.80	14	(573)
iTraxx Europe Main Series 23 Put Option, BCL	09/16/2015	0.90	25	(1,112)
iTraxx Europe Main Series 23 Put Option, BCL	08/19/2015	0.85	14	(216)
iTraxx Europe Main Series 23 Put Option, BNP	08/19/2015	0.85	13	(200)
iTraxx Europe Main Series 23 Put Option, CGM	08/19/2015	0.90	14	(140)
iTraxx Europe Main Series 23 Put Option, CSI	08/19/2015	0.85	12	(185)
iTraxx Europe Main Series 23 Put Option, GSC	09/16/2015	0.90	23	(1,002)
iTraxx Europe Main Series 23 Put Option, GSC	08/19/2015	0.85	14	(216)
iTraxx Europe Main Series 23 Put Option, GSC	08/19/2015	0.90	20	(199)
			235	$(11,982)
Interest Rate Swaptions
Call Swaption, 3-Month LIBOR versus 2.34% fixed, GSC	08/20/2015	N/A	28	$(24,636)
Call Swaption, 3-Month LIBOR versus 2.35% fixed, GSC	09/30/2015	N/A	13	(17,017)
Call Swaption, 3-Month LIBOR versus 2.91% fixed, MSS	08/17/2015	N/A	304	(203,090)
Call Swaption, 6-Month Euribor versus 0.35% fixed, GSB	09/08/2015	N/A	96	(52,078)
Put Swaption, 6-Month Euribor versus 0.35% fixed, GSB	09/08/2015	N/A	96	(4)
			537	$(296,825)

Summary of Written Options

	Contracts/ Notional	Premiums
Options outstanding at October 31, 2014	8,601,659	$1,431,809
Options written during the period	1,902	1,494,057
Options closed during the period	(7,102,275)	(2,497,321)
Options expired during the period	(1,500,514)	(212,838)
Options outstanding at July 31, 2015	772	$215,707

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Income Fund (continued)

Schedule of Exchange Traded Futures Options

	Expiration Date	Exercise Price		Variation Margin Receivable	Written Contracts	Unrealized Appreciation
Euro-Bund Call Option	08/21/2015	EUR	156.00	1,549	(47)	$41,158
Euro-Bund Put Option	08/21/2015	EUR	148.00	—	(34)	28,540
Euro-Bund Put Option	08/21/2015	EUR	148.50	—	(27)	21,763
				1,549	(108)	$91,461

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
90-Day Eurodollar Future	June 2016	(261)	$(163,427)
90-Day Eurodollar Future	September 2016	(243)	(178,246)
90-Day Eurodollar Future	December 2016	(289)	(187,795)
90-Day Eurodollar Future	March 2017	(293)	(95,924)
Euro-BTP Future	September 2015	47	378,905
U.S. Treasury Note Future, 10-Year	September 2015	193	50,490
Ultra Long Term U.S. Treasury Bond Future	September 2015	48	133,079
			$(62,918)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	CounterParty	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	01/04/2017	DUB	BRL	4,658,675	$1,173,975	$(465,826)
EUR/USD	08/04/2015	BNP	EUR	17,016,000	18,687,812	(62,153)
EUR/USD	08/04/2015	BOA	EUR	7,197,000	7,904,100	(122,092)
EUR/USD	08/04/2015	BOA	EUR	5,145,000	5,650,493	60,826
EUR/USD	08/04/2015	CIT	EUR	17,339,000	19,042,546	(93,861)
EUR/USD	08/04/2015	UBS	EUR	3,165,000	3,475,959	18,339
GBP/USD	08/04/2015	BOA	GBP	5,403,000	8,437,573	(13,246)
INR/USD	10/20/2015	BOA	INR	44,033,132	676,498	(7,140)
INR/USD	08/24/2015	GSC	INR	108,689,772	1,688,533	14,322
JPY/USD	08/04/2015	BNP	JPY	318,000,000	2,565,861	(1,326)
JPY/USD	08/04/2015	MSC	JPY	583,900,000	4,711,341	9,151
MXN/USD	09/30/2015	CIT	MXN	11,731,629	724,861	(16,723)
MXN/USD	09/30/2015	UBS	MXN	54,130,155	3,344,536	(64,207)
USD/AUD	08/04/2015	BNP	AUD	(3,116,000)	(2,277,644)	117,129
USD/BRL	01/04/2017	BNP	BRL	(4,658,675)	(1,173,975)	465,826
USD/BRL	01/05/2016	MSC	BRL	(3,025,495)	(839,235)	23,565
USD/EUR	08/04/2015	BNP	EUR	(8,416,000)	(9,242,867)	110,011
USD/EUR	08/04/2015	BOA	EUR	(2,899,000)	(3,183,825)	61,788
USD/EUR	09/02/2015	CIT	EUR	(17,339,000)	(19,049,625)	93,699
USD/EUR	08/04/2015	CIT	EUR	(9,999,000)	(10,981,396)	(115,625)
USD/EUR	08/04/2015	MSC	EUR	(28,548,000)	(31,352,823)	607,762
USD/GBP	09/02/2015	BOA	GBP	(5,403,000)	(8,435,790)	13,270
USD/GBP	08/04/2015	UBS	GBP	(5,403,000)	(8,437,573)	43,602
USD/JPY	08/04/2015	BNP	JPY	(901,900,000)	(7,277,202)	2,056
USD/JPY	09/02/2015	MSC	JPY	(583,900,000)	(4,712,646)	(9,188)
USD/MXN	09/30/2015	BCL	MXN	(37,056,532)	(2,289,609)	(22,610)
ZAR/USD	10/21/2015	DUB	ZAR	1,274,484	99,343	(1,935)
					$(31,070,779)	$645,414

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Income Fund (continued)

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BNP	Brazil Interbank Deposit Rate	Receiving	11.00%	01/04/2021	BRL	600,000	$7,349	$1,759
BNP	Brazil Interbank Deposit Rate	Paying	12.81%	01/04/2021	BRL	5,100,000	(4,967)	15,286
BNP	Brazil Interbank Deposit Rate	Paying	11.68%	01/04/2021	BRL	17,500,000	(26,318)	(108,453)
CIT	Brazil Interbank Deposit Rate	Receiving	12.20%	01/04/2021	BRL	25,000,000	—	74,309
DUB	Brazil Interbank Deposit Rate	Paying	11.68%	01/04/2021	BRL	7,500,000	(9,612)	(48,147)
DUB	Brazil Interbank Deposit Rate	Paying	12.23%	01/04/2021	BRL	11,300,000	(3,325)	(16,243)
DUB	Brazil Interbank Deposit Rate	Paying	12.56%	01/04/2021	BRL	14,000,000	(6,626)	37,561
UBS	Brazil Interbank Deposit Rate	Paying	11.00%	01/04/2021	BRL	600,000	(2,488)	(6,620)
DUB	US CPURNSA	Receiving	1.54%	11/07/2016	300,000		—	(5,745)
MSC	US CPURNSA	Receiving	1.53%	11/07/2016	300,000		23	(5,722)
MSC	US CPURNSA	Receiving	1.53%	11/07/2016	700,000		—	(13,299)
							$(45,964)	$(75,314)

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Receiving	1.30%	05/06/2017	10,700,000		$(21,761)
N/A	3-Month LIBOR	Receiving	2.50%	12/16/2025	12,600,000		(309,608)
N/A	3-Month LIBOR	Receiving	2.50%	12/16/2025	26,700,000		(602,288)
N/A	3-Month LIBOR	Receiving	2.25%	03/16/2019	39,500,000		(251,628)
N/A	6-Month Euribor	Receiving	1.50%	03/16/2046	EUR	600,000	119,979
N/A	6-Month Euribor	Receiving	0.75%	09/16/2025	EUR	9,300,000	(177,716)
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.50%	09/17/2021	JPY	26,000,000	517
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.00%	09/20/2024	JPY	110,000,000	(11,709)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	09/18/2023	JPY	770,000,000	(334,114)
N/A	London-Interbank Offered Rate	Receiving	2.00%	09/16/2025	GBP	4,400,000	235,766
N/A	Mexican Interbank Rate	Paying	6.80%	12/26/2023	MXN	14,400,000	14,803
N/A	Mexican Interbank Rate	Paying	5.63%	10/11/2021	MXN	55,600,000	(8,930)
N/A	Mexican Interbank Rate	Paying	5.61%	07/07/2021	MXN	111,600,000	25,410
							$(1,321,279)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed/ Received Pay Rate(7)	Expiration Date	Notional Amount (1),(6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection(2)
GSC	Darden Restaurants Inc., 6.20%, 10/15/2017	N/A	1.00%	06/20/2020	$700,000	$(8,046)	$(1,013)	$(7,033)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection(3)
DUB	BNP Paribas, 2.88%, 09/26/2023	0.52%	1.00%	03/20/2019	$(1,262,987)	$23,301	$15,351	$7,950
GSC	Chesapeake Energy Corp., 6.63%, 08/15/2020	7.43%	5.00%	09/20/2020	(700,000)	(61,101)	(66,567)	5,466
GSI	Community Health Systems Inc., 8.00%, 11/15/2019	2.70%	5.00%	03/20/2021	(500,000)	61,247	36,014	25,233
MSS	Domtar Corporation, 7.13%, 08/15/2015	0.86%	1.00%	03/20/2019	(500,000)	3,013	(11,395)	14,408
CSI	Encana Corp., 4.75%, 10/15/2013	1.27%	1.00%	03/20/2018	(2,000,000)	(11,556)	(26,492)	14,936
BBP	Ford Motor Co., 6.50%, 08/01/2018	0.15%	5.00%	12/20/2015	(1,050,000)	25,866	87,912	(62,046)
MSC	Freeport-McMoran Inc., 3.55%, 03/01/2022	4.46%	1.00%	09/20/2020	(1,200,000)	(181,555)	(116,961)	(64,594)
BOA	Gazprom OAO, 1.00%, 06/20/2020	4.31%	1.00%	06/20/2020	(200,000)	(27,802)	(32,847)	5,045
BBP	General Electric Capital Corp., 5.63%, 09/15/2017	0.33%	1.00%	03/20/2019	(1,700,000)	42,942	19,911	23,031
DUB	General Motors Co., 4.88%, 10/02/2023	1.14%	5.00%	03/20/2019	(1,000,000)	141,255	166,945	(25,690)
CSI	Glencore Finance Europe, 6.50%, 02/27/2019	1.64%	1.00%	12/20/2018	(713,862)	(14,301)	(24,233)	9,932
GSC	Hellenic Republic, 2.00%, 02/24/2023	N/A	1.00%	12/20/2015	(700,000)	(186,472)	(32,098)	(154,374)
MSC	Italian Republic, 6.88%, 09/27/2023	1.13%	1.00%	06/20/2020	(4,800,000)	(24,457)	(4,710)	(19,747)
BCL	Kinder Morgan Inc., 3.05%, 12/01/2019	2.25%	1.00%	03/20/2022	(1,500,000)	(108,369)	(59,518)	(48,851)
MSC	MCDX.NA.24	N/A	1.00%	06/20/2025	(875,000)	(27,497)	(29,616)	2,119
BBP	Metlife Inc., 4.75%, 02/08/2021	0.44%	1.00%	12/20/2018	(3,000,000)	59,840	—	59,840
GSC	Morgan Stanley, 3.75%, 02/25/2023	0.76%	1.00%	06/20/2020	(1,200,000)	14,928	9,849	5,079
DUB	People’s Republic of China, 7.50%, 10/28/2027	1.00%	1.00%	09/20/2020	(1,000,000)	995	2,932	(1,937)

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Income Fund (continued)

Schedule of Credit Default Swap Agreements (continued)

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Rate(7)	Expiration Date	Notional Amount (1),(6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection(3) (continued)
GSC	People’s Republic of China, 7.50%, 10/28/2027	1.00%	1.00%	09/20/2020	$(200,000)	$199	$(511)	$710
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	4.76%	1.00%	12/20/2019	(1,600,000)	(229,581)	(177,935)	(51,646)
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	4.67%	1.00%	09/20/2019	(1,200,000)	(160,249)	(65,933)	(94,316)
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	4.59%	1.00%	06/20/2019	(1,000,000)	(123,940)	(76,887)	(47,053)
GSC	Petrobras International Finance Co., 8.38%, 12/10/2018	4.67%	1.00%	09/20/2019	(400,000)	(53,417)	(23,215)	(30,202)
BCL	Petroleos Mexicanos, 6.63%, 06/15/2035	2.09%	1.00%	09/20/2020	(3,300,000)	(167,473)	(170,251)	2,778
GSC	Petroleos Mexicanos, 6.63%, 06/15/2035	2.09%	1.00%	09/20/2020	(1,300,000)	(65,974)	(67,024)	1,050
DUB	Republic of Colombia, 10.38%, 01/28/2033	0.69%	1.00%	03/20/2016	(250,000)	780	1,503	(723)
GSI	Republic of Colombia, 10.38%, 01/28/2033	0.69%	1.00%	03/20/2016	(750,000)	2,341	4,510	(2,169)
CGM	Teck Resources Ltd., 3.15%, 01/15/2017	6.19%	1.00%	09/20/2020	(500,000)	(107,572)	(72,642)	(34,930)
MSC	Transocean Inc., 7.38%, 04/15/2018	7.31%	1.00%	12/20/2019	(2,000,000)	(448,961)	(268,225)	(180,736)
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.05%	1.00%	12/20/2016	(3,000,000)	43,357	10,972	32,385
BOA	United Mexican States, 5.95%, 03/19/2019	1.03%	1.00%	03/20/2019	(500,000)	(62)	3,548	(3,610)
BOA	United Mexican States, 5.95%, 03/19/2019	0.98%	1.00%	12/20/2018	(200,000)	367	(539)	906
CGM	United Mexican States, 5.95%, 03/19/2019	1.34%	1.00%	09/20/2020	(1,200,000)	(18,337)	(22,116)	3,779
CSI	United Mexican States, 5.95%, 03/19/2019	1.34%	1.00%	09/20/2020	(1,200,000)	(18,337)	(21,580)	3,243
DUB	United Mexican States, 5.95%, 03/19/2019	1.03%	1.00%	03/20/2019	(2,950,000)	(367)	22,428	(22,795)
DUB	United Mexican States, 5.95%, 03/19/2019	0.98%	1.00%	12/20/2018	(500,000)	918	1,708	(790)
GSC	United Mexican States, 5.95%, 03/19/2019	1.34%	1.00%	09/20/2020	(100,000)	(1,528)	(1,798)	270
GSI	United Mexican States, 5.95%, 03/19/2019	0.98%	1.00%	12/20/2018	(2,000,000)	3,673	1,172	2,501
MSS	United Mexican States, 5.95%, 03/19/2019	1.03%	1.00%	03/20/2019	(1,150,000)	(143)	5,021	(5,164)
BBP	Virgin Media Finance Plc, 7.00%, 04/15/2023	2.41%	5.00%	06/20/2021	(329,475)	48,428	40,230	8,198
DUB	Whirlpool Corp., 7.75%, 07/15/2016	0.30%	1.00%	03/20/2018	(1,400,000)	27,482	(17,635)	45,117
					$(50,931,324)	$(1,538,119)	$(960,722)	$(577,397)

Counterparty	Reference Obligation	Fixed Rate(7)	Expiration Date	Notional Amount (1),(6)	Value(5)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection(3)
N/A	CDX.NA.HY.22	5.00%	06/20/2019	$(4,800,000)	$373,143	$(17,671)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	(2,772,000)	172,360	(13,696)
N/A	CDX.NA.IG.23	1.00%	12/20/2019	(16,150,000)	216,459	(36,210)
N/A	CDX.NA.IG.24	1.00%	06/20/2020	(106,700,000)	1,475,554	(519,279)
N/A	iTraxx Europe Series 22	1.00%	12/20/2024	(1,867,024)	4,925	8,718
				$(132,289,024)	$2,242,441	$(578,138)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices or corporate issues for which an implied credit spread is not available serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/PIMCO Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 13.9%
Accredited Mortgage Loan Trust REMIC, 0.45%, 09/25/36 (a)	$10,000,000	$8,398,350
ACE Securities Corp. Home Equity Loan Trust REMIC, 1.23%, 10/25/34 (a)	2,495,854	2,348,142
Aire Valley Mortgages Plc, 0.29%, 09/20/66 (a), EUR	1,395,578	1,479,668
American Home Mortgage Assets Trust REMIC, 0.87%, 02/25/47 (a)	2,174,391	1,331,634
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 1.54%, 04/15/33 (a)	1,712,252	1,683,104
Banc of America Funding Ltd., 0.44%, 10/03/39 (a) (b)	1,817,560	1,798,076
Banc of America Funding Trust REMIC, 2.88%, 02/20/35 (a)	389,907	384,294
Bear Stearns Asset Backed Securities I Trust REMIC
0.68%, 09/25/35 (a)	6,000,000	5,311,734
0.39%, 04/25/37 (a)	1,344,444	1,293,804
Bosphorus CLO, 1.27%, 11/10/23 (a), EUR	2,100,000	2,302,463
Celf Loan Partners IV Plc, 0.98%, 05/03/23 (a) (c), GBP	2,000,000	3,035,840
Citigroup Mortgage Loan Trust REMIC, 2.51%, 12/25/35 (a)	82,674	81,707
Cordatus CLO I Plc, 0.28%, 01/30/24 (a), EUR	3,163,677	3,418,741
Countrywide Asset-Backed Certificates REMIC
0.94%, 06/25/34 (a)	5,169,064	4,922,830
0.41%, 04/25/35 (a)	3,800,000	2,357,547
Credit Suisse Commercial Mortgage Trust REMIC, 5.38%, 02/15/40	544,488	567,051
Delta Air Lines Inc. Pass-Through Trust, 7.75%, 12/17/19	207,045	236,548
Delta Funding Corp. Home Equity Loan Trust, 2.07%, 12/25/31 (a)	4,563,678	4,237,220
Eurosail-UK 2007-4bl Plc, 1.52%, 06/13/45 (a) (d), GBP	3,000,000	4,524,380
First Horizon Mortgage Pass-Through Trust REMIC, 2.74%, 06/25/35 (a)	1,827,146	1,688,025
GoldenTree Loan Opportunities IV Ltd., 0.51%, 08/18/22 (a) (b)	1,417,816	1,404,155
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust REMIC, 5.44%, 01/10/17	1,027,536	1,078,357
GSR Mortgage Loan Trust REMIC, 2.69%, 09/25/35 (a)	1,326,932	1,329,033
Impac Secured Assets Trust REMIC, 0.36%, 01/25/37 (a)	8,859,301	7,685,054
IndyMac INDX Mortgage Loan Trust REMIC, 0.44%, 01/25/16 (a)	995,404	839,998
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.42%, 02/15/17	372,929	390,378
5.34%, 05/15/47	1,340,511	1,394,656
JPMorgan Mortgage Trust REMIC, 5.50%, 04/25/36	230,404	235,329
Landmark Mortgage Securities No 3 Plc, 0.86%, 04/17/44 (a), GBP	3,377,432	4,857,272
Lehman Mortgage Trust REMIC, 6.00%, 09/25/37	1,065,427	1,011,810
Lehman XS Trust REMIC, 0.37%, 07/25/37 (a)	7,974,434	5,925,012
Lockwood Grove CLO Ltd., 1.62%, 01/25/24 (a) (b)	1,800,000	1,795,860
Mastr Asset Backed Securities Trust REMIC, 1.20%, 03/25/35 (a)	5,005,000	4,053,294
Merit Securities Corp. REMIC, 0.81%, 04/28/27 (a) (b)	58,185	52,666
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.48%, 03/12/51 (a)	1,500,000	1,580,702
Morgan Stanley Capital I Trust REMIC, 1.34%, 08/16/16 (a) (b)	2,600,000	2,593,913
Morgan Stanley Mortgage Loan Trust REMIC, 0.45%, 04/25/35 (a)	269,797	250,252
Morgan Stanley Re-REMIC Trust, 5.79%, 04/12/17 (a) (b)	4,454,055	4,702,489
Northwest Airlines Pass-Through Trust, 7.15%, 10/01/19	5,073,833	5,327,525
OneMain Financial Issuance Trust, 3.19%, 01/18/18 (b)	4,800,000	4,851,000
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.41%, 01/01/24 (a)	2,833,024	2,868,966
Panther CDO V BV, 0.36%, 10/15/84 (a) (d) (e), EUR	1,852,662	1,956,655
PHH Mortgage Capital LLC REMIC, 5.64%, 07/18/35 (a)	826,921	831,740
Provident Funding Mortgage Loan Trust REMIC, 2.65%, 10/25/35 (a)	889,214	885,064
Race Point IV CLO Ltd., 0.48%, 08/20/21 (a) (b)	2,306,929	2,306,867
Residential Accredit Loans Inc. REMIC, 0.34%, 02/25/47 (a)	2,394,005	1,358,646
Securitized Asset Backed Receivables LLC Trust REMIC, 0.63%, 08/25/35 (a)	5,900,000	3,655,929
SG Mortgage Securities Trust REMIC, 0.40%, 10/25/36 (a)	6,703,000	3,490,064
SLM Private Education Loan Trust, 1.29%, 01/15/16 (a) (b)	2,314,626	2,320,554
Soundview Home Loan Trust REMIC
0.43%, 07/25/36 (a)	1,900,000	1,194,321
0.32%, 12/25/36 (a)	476,887	457,275
Structured Asset Mortgage Investments II Trust REMIC, 0.31%, 08/25/36 (a)	1,833,900	1,421,196
Sunrise Srl, 0.49%, 08/27/31 (a), EUR	1,438,004	1,573,916
Wachovia Bank Commercial Mortgage Trust REMIC, 5.34%, 12/15/43	1,000,000	1,045,714
Washington Mutual Mortgage Pass-Through Certificates REMIC, 1.37%, 11/25/42 (a)	3,945,260	3,681,267
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.69%, 07/25/36 (a)	1,209,459	1,188,763
Total Non-U.S. Government Agency Asset-Backed Securities (cost $127,230,689)		132,996,850

CORPORATE BONDS AND NOTES - 29.6%
CONSUMER DISCRETIONARY - 0.4%
Marks & Spencer Plc, 6.25%, 12/01/17 (b)	2,300,000	2,511,745
MGM Resorts International, 7.63%, 01/15/17	1,347,000	1,431,187
		3,942,932
CONSUMER STAPLES - 0.8%
CVS Health Corp., 3.88%, 07/20/25	2,800,000	2,851,940
Kroger Co., 0.82%, 10/17/16 (a)	2,700,000	2,700,105
Philip Morris International Inc., 3.25%, 11/10/24 (f)	1,700,000	1,691,114
		7,243,159

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
ENERGY - 1.6%
Canadian Natural Resources Ltd., 0.66%, 03/30/16 (a)	4,900,000	4,891,699
Ecopetrol SA, 5.38%, 06/26/26	800,000	776,200
Petrobras Global Finance BV
2.00%, 05/20/16	100,000	98,622
2.64%, 03/17/17 (a)	200,000	192,800
3.25%, 03/17/17	1,000,000	975,590
4.38%, 05/20/23	100,000	83,894
Petrobras International Finance Co.
3.50%, 02/06/17	300,000	294,111
7.88%, 03/15/19 (f)	6,600,000	6,864,000
5.75%, 01/20/20 (f)	1,100,000	1,060,664
		15,237,580
FINANCIALS - 22.4%
Ally Financial Inc.
2.75%, 01/30/17	5,800,000	5,814,500
6.25%, 12/01/17	800,000	856,000
American Express Bank FSB, 6.00%, 09/13/17	3,300,000	3,597,412
American Express Co., 6.80%, 09/01/66	3,489,000	3,589,309
American International Group Inc., 8.17%, 05/15/58	2,000,000	2,680,000
Banca Monte dei Paschi di Siena SpA, 3.63%, 04/01/19, EUR	900,000	1,011,069
Banco Santander Brasil SA, 4.25%, 01/14/16 (b) (f)	1,000,000	1,006,800
Banco Santander Chile, 1.19%, 04/11/17 (a) (b)	3,700,000	3,682,303
Bank of America Corp.
1.50%, 10/09/15	4,300,000	4,306,291
0.70%, 05/23/17 (a), EUR	1,200,000	1,309,280
Bank of Nova Scotia, 1.25%, 04/11/17	9,400,000	9,407,407
Barclays Bank Plc, 7.75%, 04/10/23 (a)	1,799,000	1,972,604
Cantor Fitzgerald LP, 6.50%, 06/17/22 (d) (e)	1,600,000	1,671,064
CIT Group Inc.
5.50%, 02/15/19 (b)	7,100,000	7,508,250
3.88%, 02/19/19	1,200,000	1,206,000
Citigroup Inc.
4.45%, 01/10/17	200,000	208,375
0.80%, 05/01/17 (a)	8,700,000	8,673,039
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 11.00%, (callable at 100 beginning 06/30/19) (b) (g)	5,900,000	7,406,270
Credit Agricole SA, 1.63%, 04/15/16 (d) (e)	4,000,000	4,015,040
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25 (b)	1,400,000	1,366,092
Daimler Finance North America LLC, 2.95%, 01/11/17 (b)	2,771,000	2,831,704
Depository Trust & Clearing Corp., 4.88%, (callable at 100 beginning 06/15/20) (b) (g)	2,000,000	2,009,000
Export-Import Bank of Korea, 2.63%, 12/30/20 (f)	4,700,000	4,733,497
Ford Motor Credit Co. LLC
3.98%, 06/15/16	200,000	204,273
0.73%, 11/08/16 (a) (f)	3,500,000	3,492,542
General Motors Financial Co. Inc., 3.15%, 01/15/20	1,300,000	1,293,718
Goldman Sachs Group Inc.
3.70%, 08/01/15	2,000,000	2,000,159
5.35%, 01/15/16	4,900,000	4,998,823
3.75%, 05/22/25 (f)	2,300,000	2,293,066
HBOS Plc
0.98%, 09/06/17 (a)	2,571,000	2,555,857
6.75%, 05/21/18 (b)	900,000	998,208
ICICI Bank Ltd., 5.75%, 11/16/20	2,700,000	3,032,346
Industrial Bank of Korea, 3.75%, 09/29/16 (b)	1,500,000	1,540,683
International Lease Finance Corp., 5.75%, 05/15/16	8,600,000	8,815,000
Itau Unibanco Holding SA, 5.65%, 03/19/22 (f)	1,100,000	1,103,300
JPMorgan Chase & Co.
1.10%, 10/15/15	6,900,000	6,907,135
0.90%, 02/26/16 (a)	4,000,000	4,005,544
3.45%, 03/01/16	600,000	608,897
3.15%, 07/05/16	1,700,000	1,732,137
1.07%, 05/30/17 (a), GBP	7,400,000	11,411,728
KBC Bank NV, 8.00%, 01/25/23	800,000	878,720
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24) (d) (e) (g)	1,900,000	2,726,500
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	14,700,000	16,039,773
6.88%, 04/25/18	2,100,000	2,366,452
Morgan Stanley, 5.38%, 10/15/15	4,000,000	4,039,256
National Australia Bank Ltd., 0.56%, 06/30/17 (a) (b)	10,500,000	10,466,746
RCI Banque SA, 4.60%, 04/12/16 (b)	1,953,000	1,996,972
SLM Corp., 5.14%, 06/15/16	10,000,000	10,025,000
Springleaf Finance Corp., 6.90%, 12/15/17	7,000,000	7,455,000
Toronto-Dominion Bank, 0.74%, 09/09/16 (a)	5,100,000	5,117,049
UBS AG, 7.63%, 08/17/22 (f)	5,150,000	6,054,654
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (g)	4,600,000	4,985,250
0.75%, 04/22/19 (a)	3,200,000	3,183,174
		213,189,268
HEALTH CARE - 0.6%
Actavis Funding SCS
3.00%, 03/12/20	500,000	498,870
3.45%, 03/15/22	300,000	295,460
Valeant Pharmaceuticals International Inc., 4.50%, 05/15/23, EUR	4,500,000	4,867,991
		5,662,321
INDUSTRIALS - 0.6%
Asciano Finance Ltd., 5.00%, 04/07/18 (b)	600,000	641,020
CSX Corp., 5.60%, 05/01/17	3,350,000	3,596,982
Hellenic Railways Organization SA
4.50%, 12/06/16 (d), JPY	80,000,000	440,870
4.03%, 03/17/17 (d), EUR	1,300,000	992,268
		5,671,140
INFORMATION TECHNOLOGY - 0.3%
Apple Inc., 2.85%, 05/06/21	500,000	507,652
Baidu Inc., 3.00%, 06/30/20	2,400,000	2,385,538
		2,893,190
MATERIALS - 0.1%
Gerdau Holdings Inc., 7.00%, 01/20/20 (b)	900,000	947,250
GTL Trade Finance Inc., 7.25%, 10/20/17 (b)	300,000	317,400
		1,264,650
TELECOMMUNICATION SERVICES - 2.4%
AT&T Inc., 0.70%, 03/30/17 (a) (f)	3,300,000	3,282,358
Deutsche Telekom International Finance BV, 3.13%, 04/11/16 (b)	2,300,000	2,333,338

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Sprint Communications Inc., 9.13%, 03/01/17	2,000,000	2,117,500
Verizon Communications Inc.
1.82%, 09/15/16 (a)	2,400,000	2,427,658
2.50%, 09/15/16	5,622,000	5,707,904
0.68%, 06/09/17 (a)	5,000,000	4,978,640
2.04%, 09/14/18 (a)	500,000	515,553
3.65%, 09/14/18	1,600,000	1,682,560
		23,045,511
UTILITIES - 0.4%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (b) (f)	200,000	196,000
Dynegy Inc.
6.75%, 11/01/19 (b) (f)	2,000,000	2,065,000
7.38%, 11/01/22 (b)	900,000	931,050
7.63%, 11/01/24 (b)	400,000	413,000
		3,605,050
Total Corporate Bonds and Notes (cost $278,946,209)		281,754,801

GOVERNMENT AND AGENCY OBLIGATIONS - 78.4%
GOVERNMENT SECURITIES - 47.3%
Federal Home Loan Mortgage Corp. - 1.5% (h)
Federal Home Loan Mortgage Corp.
1.00%, 09/29/17	4,000,000	4,013,456
1.75%, 05/30/19	600,000	608,134
1.25%, 10/02/19	10,400,000	10,264,135
		14,885,725
Federal National Mortgage Association - 3.1% (h)
Federal National Mortgage Association
1.25%, 01/30/17	5,400,000	5,448,767
5.00%, 05/11/17	2,600,000	2,796,576
5.38%, 06/12/17 (i)	4,800,000	5,210,515
0.88%, 02/08/18 - 05/21/18	14,900,000	14,804,983
1.88%, 09/18/18	1,100,000	1,124,901
		29,385,742
Municipals - 3.9%
American Municipal Power Inc., 8.08%, 02/15/50	2,200,000	3,289,770
Bay Area Toll Authority - Series S1
7.04%, 04/01/50	3,800,000	5,214,626
6.91%, 10/01/50	1,000,000	1,369,580
California Statewide Communities Development Authority, 7.55%, 05/15/40	1,100,000	1,465,772
City of Chicago, Illinois, 7.75%, 01/01/42	1,600,000	1,584,272
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	700,000	893,270
Los Angeles County Public Works Financing Authority, 7.62%, 08/01/40	2,800,000	3,901,940
Metropolitan Transportation Authority, 6.69%, 11/15/40	1,600,000	2,093,504
Mississippi Development Bank, 6.31%, 01/01/33	300,000	363,993
Municipal Electric Authority of Georgia, 6.66%, 04/01/57	2,000,000	2,374,200
State of California
7.50%, 04/01/34	1,100,000	1,557,919
7.95%, 03/01/36	2,300,000	2,782,862
7.63%, 03/01/40	1,200,000	1,760,748
7.60%, 11/01/40	4,000,000	5,966,440
State of California Various Purpose Bond, 7.55%, 04/01/39	1,500,000	2,210,145
State of Iowa, 6.75%, 06/01/34	400,000	455,760
		37,284,801
Sovereign - 5.8%
Athens Urban Transportation Organisation, 4.85%, 09/19/16 (d), EUR	200,000	152,247
Banco Nacional de Desenvolvimento Economico e Social, 3.38%, 09/26/16 (b)	300,000	300,750
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/16 (j), BRL	38,400,000	10,606,293
Bundesrepublik Deutschland
4.25%, 07/04/39, EUR	5,000,000	8,899,335
4.75%, 07/04/40, EUR	400,000	768,208
2.50%, 07/04/44 - 08/15/46, EUR	800,000	1,137,970
Italy Buoni Poliennali Del Tesoro
4.50%, 03/01/24, EUR	500,000	672,133
3.75%, 09/01/24, EUR	3,300,000	4,229,823
2.50%, 12/01/24, EUR	800,000	933,951
5.00%, 03/01/25 (b), EUR	3,700,000	5,207,144
Mexico Bonos
8.00%, 06/11/20, MXN	34,000,000	2,347,833
6.50%, 06/09/22, MXN	28,600,000	1,843,180
10.00%, 12/05/24, MXN	16,300,000	1,296,568
7.75%, 05/29/31, MXN	7,900,000	552,310
Province of Ontario, Canada, 3.15%, 06/02/22, CAD	600,000	501,126
Province of Quebec, Canada, 4.25%, 12/01/21, CAD	1,300,000	1,150,721
Spain Government Bond
3.80%, 04/30/24 (b), EUR	6,000,000	7,665,891
2.75%, 10/31/24 (b), EUR	100,000	118,408
1.60%, 04/30/25 (b), EUR	100,000	107,362
2.15%, 10/31/25 (b), EUR	6,000,000	6,716,502
		55,207,755
Treasury Inflation Index Securities - 16.8%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/20 (i) (k)	2,843,344	2,842,232
1.25%, 07/15/20 (k)	872,336	924,335
0.63%, 07/15/21 (k)	20,891,178	21,419,975
0.13%, 01/15/22 - 01/15/23 (k)	21,382,615	21,022,080
0.38%, 07/15/23 - 07/15/25 (k)	14,984,317	14,927,230
0.25%, 01/15/25 (k)	502,010	491,499
2.38%, 01/15/25 - 01/15/27 (k)	31,615,068	37,530,953
2.00%, 01/15/26 (k)	17,492,990	20,073,206
1.75%, 01/15/28 (k)	24,291,782	27,626,218
2.50%, 01/15/29 (k)	7,864,102	9,728,138
0.75%, 02/15/42 - 02/15/45 (k)	2,640,315	2,449,970
1.38%, 02/15/44 (k)	816,288	882,802
		159,918,638
U.S. Treasury Securities - 16.2%
U.S. Treasury Bond
4.25%, 05/15/39	3,700,000	4,623,553
4.50%, 08/15/39	4,200,000	5,439,983
4.38%, 11/15/39 - 05/15/40	8,400,000	10,698,910
4.63%, 02/15/40	1,000,000	1,319,531
3.13%, 02/15/42 - 08/15/44	20,200,000	21,042,114
3.00%, 05/15/42 - 11/15/44	15,200,000	15,452,721
2.75%, 08/15/42 - 11/15/42	8,500,000	8,233,687
2.88%, 05/15/43	500,000	495,625
3.38%, 05/15/44	6,100,000	6,655,198
2.50%, 02/15/45	21,100,000	19,318,042
U.S. Treasury Note
0.63%, 09/30/17 (i)	6,100,000	6,085,702
1.38%, 04/30/20 (i)	1,500,000	1,491,093
2.75%, 02/15/24 (i)	1,200,000	1,259,906
2.50%, 05/15/24	5,600,000	5,763,626
2.38%, 08/15/24 (i)	1,100,000	1,119,422
2.25%, 11/15/24 (i)	37,100,000	37,337,662
2.00%, 02/15/25	400,000	393,594

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
2.13%, 05/15/25 (l)	7,500,000	7,458,982
		154,189,351
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 31.1%
Federal Home Loan Mortgage Corp. - 3.0%
Federal Home Loan Mortgage Corp.
4.50%, 03/01/28 - 12/01/41	1,070,566	1,164,667
5.50%, 09/01/33 - 03/01/40	3,067,210	3,426,505
3.50%, 08/15/45, TBA (l)	6,000,000	6,219,610
4.50%, 08/15/45, TBA (l)	7,000,000	7,583,188
4.00%, 09/15/45, TBA (l)	4,000,000	4,239,220
REMIC, 0.91%, 05/15/37 (a)	1,140,962	1,166,005
REMIC, 5.00%, 08/15/38	3,936,908	4,341,295
		28,140,490
Federal National Mortgage Association - 27.6%
Federal National Mortgage Association
3.00%, 07/01/21 - 05/01/22	3,043,578	3,173,684
3.89%, 07/01/21	1,180,112	1,283,817
3.16%, 05/01/22	773,924	816,405
2.31%, 08/01/22	300,000	299,754
4.50%, 08/01/23 - 01/01/42	9,743,421	10,603,033
5.00%, 04/01/28 - 06/01/41	1,077,548	1,193,216
3.50%, 08/15/30 - 10/15/45, TBA (l)	68,000,000	70,663,536
4.00%, 08/15/30 - 09/15/45, TBA (l)	54,000,000	57,324,534
4.00%, 10/01/30	1,488,294	1,585,691
5.50%, 01/01/33 - 12/01/38	2,436,727	2,734,950
6.00%, 03/01/33 - 05/01/41	6,954,707	7,903,595
3.00%, 08/15/45 - 09/15/45, TBA (l)	24,000,000	24,130,333
4.50%, 08/15/45 - 10/15/45, TBA (l)	42,000,000	45,465,258
5.00%, 08/15/45 - 09/15/45, TBA (l)	21,500,000	23,771,993
5.50%, 08/15/45, TBA (l)	4,000,000	4,492,031
6.00%, 08/15/45, TBA (l)	7,000,000	7,950,228
		263,392,058
Government National Mortgage Association - 0.5%
Government National Mortgage Association
3.00%, 08/15/45, TBA (l)	1,000,000	1,017,969
4.00%, 08/15/45, TBA (l)	2,000,000	2,130,390
3.50%, 09/15/45, TBA (l)	2,000,000	2,084,375
		5,232,734
Total Government and Agency Obligations (cost $751,981,789)		747,637,294

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Wells Fargo & Co., 7.50%, Series L (f) (g) (m)	1,100	1,311,321
Total Preferred Stocks (cost $1,222,787)		1,311,321

PURCHASED OPTIONS - 0.1%
Call Swaption, 3-Month LIBOR versus 0.80% fixed, Expiration 01/19/16, MSC (d)	298	34,260
Call Swaption, 3-Month LIBOR versus 1.10% fixed, Expiration 01/29/16, BOA (d)	431	108,675
Call Swaption, 3-Month LIBOR versus 1.50% fixed, Expiration 01/29/16, MSC (d)	50	19,468
Call Swaption, 3-Month LIBOR versus 1.75% fixed, Expiration 01/29/16, MSC (d)	50	18,511
Put Swaption, 3-Month LIBOR versus 2.58% fixed, Expiration 05/12/16, MSC (d)	47	107,403
Put Swaption, 3-Month LIBOR versus 2.58% fixed, Expiration 05/23/16, MSC (d)	110	259,710
FNMA TBA 3.50%, Put Option, Strike Price 77.62, Expiration 09/08/15, DUB (d)	200,000	—
Total Purchased Options (cost $793,696)		548,027

SHORT TERM INVESTMENTS - 5.9%
Commercial Paper - 0.3%
Ford Motor Credit Co. LLC, 0.82%, 09/03/15 (b)	$1,500,000	1,498,885
Thermo Fisher Scientific, 0.94%, 08/24/15	1,800,000	1,798,919
		3,297,804
Federal Home Loan Bank - 1.0% (h)
Federal Home Loan Bank
0.12%, 10/30/15	3,500,000	3,499,485
0.21%, 01/27/16	6,000,000	5,995,872
		9,495,357
Securities Lending Collateral - 1.9%
BlackRock Liquidity Funds TempFund Portfolio, 0.17% (n)	3,000,000	3,000,000
Fidelity Institutional Money Market Portfolio, 0.15% (n)	3,000,000	3,000,000
Repurchase Agreement with MLP, 0.13% (Collateralized by $10,215,247 U.S. Treasury Bond, 3.75%, due 11/15/43, value $11,917,071) acquired on 07/31/15, due 08/03/15 at $11,683,529	$11,683,402	11,683,402
		17,683,402
Treasury Securities - 2.7%
Brazil Letras do Tesouro Nacional, 0.00%, 04/01/16, BRL	95,600,000	25,576,501
Total Short Term Investments (cost $58,611,490)		56,053,064
Total Investments - 128.0% (cost $1,218,786,660)		1,220,301,357
Total Forward Sales Commitments - (0.5%) (proceeds $4,530,257)		(4,546,781)
Other Assets and Liabilities, Net - (27.5%)		(262,401,493)
Total Net Assets - 100.0%		$953,353,083

FORWARD SALES COMMITMENTS - 0.5%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
GOVERNMENT SECURITIES - 0.1%
U.S. Treasury Securities - 0.1%
U.S. Treasury Note, 2.00%, 02/15/25 (l)	$400,000	$393,656
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.4%
Federal National Mortgage Association - 0.4%
Federal National Mortgage Association, 3.00%, 08/15/30, TBA (l)	4,000,000	4,153,125
Total Forward Sales Commitments - 0.5% (proceeds $4,530,257)		$4,546,781

(a)	Variable rate security. Rate stated was in effect as of July 31, 2015.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act, as amended, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of July 31, 2015, the aggregate value of these liquid securities was $94,609,354 which represented 9.9% of net assets.

(c)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Schedules of Investments.

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Total Return Fund (continued)

(d)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(e)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(f)	All or a portion of the security was on loan.
(g)	Perpetual security.
(h)	The securities in this category are direct debt of the agency and not collateralized by mortgages.
(i)	All or a portion of the securities is pledged or segregated as collateral.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Treasury inflation indexed note, par amount is adjusted for inflation.
(l)

All or a portion of the investment was purchased or sold on a delayed delivery basis. As of July 31, 2015, the total cost of investments purchased on a delayed delivery basis was $263,150,641 and the total proceeds for investments sold on a delayed delivery basis were $4,530,257.

(m)	Convertible security.
(n)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of July 31, 2015.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of July 31, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Cantor Fitzgerald LP, 6.50%, 06/17/22	06/15/2015	$1,600,000	$1,671,064	0.2%
Credit Agricole SA, 1.63%, 04/15/16	07/28/2014	4,020,303	4,015,040	0.4
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24)	01/29/2015	2,677,575	2,726,500	0.3
Panther CDO V BV, 0.36%, 10/15/84	12/15/2014	2,183,627	1,956,655	0.2
		$10,481,505	$10,369,259	1.1%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/Notional	Value
Exchange-Traded Futures Options
10-Year U.S. Treasury Note Future Put Option	08/21/2015	126.00	59	$(10,141)
10-Year U.S. Treasury Note Future Put Option	08/21/2015	126.50	59	(16,594)
			118	$(26,735)
Foreign Currency Options
Brazilian Real versus USD Call Option, CIT	09/01/2015	3.55	1,300,000	$(14,468)
Brazilian Real versus USD Call Option, DUB	08/26/2015	3.60	1,000,000	(5,912)
Brazilian Real versus USD Call Option, GSC	08/27/2015	3.54	4,300,000	(43,077)
Brazilian Real versus USD Call Option, GSC	08/28/2015	3.60	1,700,000	(11,217)
Brazilian Real versus USD Put Option, CIT	09/01/2015	3.27	1,300,000	(4,386)
Brazilian Real versus USD Put Option, DUB	08/26/2015	3.30	1,000,000	(4,077)
Brazilian Real versus USD Put Option, GSC	08/27/2015	3.27	4,300,000	(12,002)
Brazilian Real versus USD Put Option, GSC	08/28/2015	3.30	1,700,000	(7,304)
Euro versus USD Put Option, BNP	08/06/2015	1.09	1,700,000	(6,150)
Euro versus USD Put Option, BOA	08/06/2015	1.07	1,600,000	(1,003)
Euro versus USD Put Option, CIT	09/04/2015	1.06	1,500,000	(4,407)
Euro versus USD Put Option, DUB	09/04/2015	1.07	1,000,000	(3,487)
Euro versus USD Put Option, GSC	08/06/2015	1.08	400,000	(473)
Israeli Shekel versus USD Call Option, GSC	08/04/2015	3.98	1,000,000	—
Japanese Yen versus USD Put Option, BOA	02/18/2019	80.00	200,000	(1,146)
USD versus Japanese Yen Put Option, CIT	08/06/2015	118.15	1,100,000	(1)
USD versus Japanese Yen Put Option, CIT	08/07/2015	118.15	1,500,000	(7)
USD versus Japanese Yen Put Option, UBS	08/12/2015	119.35	3,600,000	(275)
			30,200,000	$(119,392)

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Total Return Fund (continued)

Schedule of Written Options (continued)

	Expiration Date	Exercise Price	Contracts/Notional	Value
Interest Rate Swaptions
Call Swaption, 3-Month LIBOR versus 0.50% fixed, MSC	01/19/2016	N/A	198	$(4,676)
Call Swaption, 3-Month LIBOR versus 0.52% fixed, MSC	01/19/2016	N/A	100	(2,698)
Call Swaption, 3-Month LIBOR versus 0.65% fixed, MSC	01/19/2016	N/A	198	(11,414)
Call Swaption, 3-Month LIBOR versus 0.66% fixed, MSC	01/19/2016	N/A	100	(6,070)
Call Swaption, 3-Month LIBOR versus 0.73% fixed, BOA	01/29/2016	N/A	431	(23,837)
Call Swaption, 3-Month LIBOR versus 0.92% fixed, BOA	01/29/2016	N/A	431	(55,280)
Call Swaption, 3-Month LIBOR versus 2.35% fixed, MSC	08/03/2015	N/A	114	(85,291)
Call Swaption, 6-Month Euribor versus 1.10% fixed, MSC	01/29/2016	N/A	50	(4,950)
Call Swaption, 6-Month Euribor versus 1.30% fixed, MSC	01/29/2016	N/A	50	(10,205)
Put Swaption, 3-Month LIBOR versus 2.50% fixed, MSC	05/23/2016	N/A	1,047	(206,627)
Put Swaption, 3-Month LIBOR versus 2.50% fixed, MSC	05/12/2016	N/A	451	(84,957)
Put Swaption, 3-Month LIBOR versus 2.52% fixed, MSS	09/18/2015	N/A	326	(989)
Put Swaption, 3-Month LIBOR versus 2.60% fixed, MSS	09/14/2015	N/A	97	(89)
Put Swaption, 3-Month LIBOR versus 2.75% fixed, MSC	08/03/2015	N/A	114	—
			3,707	$(497,083)

Summary of Written Options

	Contracts/ Notional	Premiums
Options outstanding at October 31, 2014	261,703,372	$1,791,441
Options written during the period	248,009,761	4,960,343
Options closed during the period	(459,108,797)	(4,895,432)
Options expired during the period	(20,400,511)	(340,255)
Options outstanding at July 31, 2015	30,203,825	$1,516,097

Schedule of Exchange Traded Futures Options

	Expiration Date	Exercise Price		Variation Margin Payable	Written Contracts	Unrealized Depreciation
Euro-Bund Call Option	08/21/2015	EUR	154.50	(5,898)	(47)	$(5,898)
Euro-Bund Call Option	08/21/2015	EUR	155.00	(3,866)	(47)	(3,866)
				(9,763)	(94)	$(9,763)

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
3-Month Euro Euribor Interest Rate Future	December 2015	93	$1,169
3-Month Euro Euribor Interest Rate Future	March 2016	92	1,157
3-Month Sterling Interest Rate Future	March 2017	(281)	6,781
3-Month Sterling Interest Rate Future	June 2017	(169)	(3,385)
90-Day Eurodollar Future	September 2015	190	(1,010)
90-Day Eurodollar Future	March 2016	106	(15,857)
90-Day Eurodollar Future	June 2016	(428)	(76,295)
90-Day Eurodollar Future	September 2016	(897)	(454,320)
90-Day Eurodollar Future	September 2016	(34)	(11,555)
90-Day Eurodollar Future	March 2017	(105)	(36,072)
90-Day Eurodollar Future	December 2017	(750)	(401,019)
Australia Commonwealth Treasury Bond Future, 10-Year	September 2015	4	9,888
Canadian Government Bond Future, 10-Year	September 2015	(11)	(34,052)
Euro-Bobl Future	September 2015	59	160,348
Euro-BTP Future	September 2015	211	1,538,832

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Total Return Fund (continued)

Schedule of Open Futures Contracts (continued)

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
Euro-Bund Future	September 2015	(268)	$(549,707)
Euro-Buxl Future	September 2015	5	(28,446)
U.S. Treasury Long Bond Future, 20-Year	September 2015	(50)	(318,916)
U.S. Treasury Note Future, 10-Year	September 2015	306	327,228
U.S. Treasury Note Future, 5-Year	September 2015	483	321,433
			$436,202

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	CounterParty	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	08/04/2015	BNP	BRL	5,037,476	$1,471,247	$(133,556)
BRL/USD	08/04/2015	BOA	BRL	3,936,066	1,149,569	(19,965)
BRL/USD	10/02/2015	DUB	BRL	63,200,000	18,073,155	(752,822)
BRL/USD	09/02/2015	MSC	BRL	5,037,476	1,454,865	(123,886)
BRL/USD	10/02/2015	MSC	BRL	23,500,000	6,720,240	(581,752)
EUR/USD	08/04/2015	BNP	EUR	1,511,000	1,659,455	(5,519)
EUR/USD	06/13/2016	BOA	EUR	409,000	452,249	(100,125)
EUR/USD	08/04/2015	BOA	EUR	13,246,000	14,547,411	(234,292)
EUR/USD	09/02/2015	BOA	EUR	1,826,000	2,006,149	2,859
EUR/USD	08/04/2015	CIT	EUR	77,206,000	84,791,443	(448,776)
EUR/USD	06/13/2016	DUB	EUR	1,783,000	1,971,542	(438,361)
EUR/USD	09/02/2015	UBS	EUR	3,505,000	3,850,795	(31,028)
GBP/USD	08/04/2015	BOA	GBP	14,124,000	22,056,688	(34,627)
ILS/USD	08/12/2015	CIT	ILS	70,374,305	18,652,547	10,347
INR/USD	10/20/2015	BOA	INR	400,766,612	6,157,129	(64,989)
INR/USD	08/24/2015	CGM	INR	92,562,880	1,437,996	10,217
INR/USD	08/24/2015	GSC	INR	120,167,938	1,866,850	15,834
JPY/USD	09/02/2015	DUB	JPY	553,800,000	4,469,709	12,344
JPY/USD	08/04/2015	MSC	JPY	5,951,233,000	48,018,986	93,272
JPY/USD	09/02/2015	UBS	JPY	691,900,000	5,584,312	(14,867)
KRW/USD	10/20/2015	GSC	KRW	2,800,515,495	2,388,100	(3,900)
MXN/USD	09/30/2015	BNP	MXN	4,646,000	287,062	(5,885)
MXN/USD	09/30/2015	DUB	MXN	10,163,609	627,978	8,978
MXN/USD	09/30/2015	UBS	MXN	77,412,672	4,783,092	(91,823)
RUB/USD	08/14/2015	BCL	RUB	76,945,120	1,244,720	(43,280)
RUB/USD	08/14/2015	CSI	RUB	123,237,340	1,993,577	(137,423)
RUB/USD	08/14/2015	GSC	RUB	16,445,130	266,028	(16,972)
RUB/USD	08/14/2015	MSC	RUB	320,803,690	5,189,555	(232,445)
USD/BRL	10/02/2015	BNP	BRL	(3,000,000)	(857,903)	339,278
USD/BRL	09/02/2015	BOA	BRL	(3,936,066)	(1,136,768)	20,320
USD/BRL	04/01/2016	CGM	BRL	(13,497,376)	(3,647,844)	409,321
USD/BRL	04/04/2016	CGM	BRL	(2,300,000)	(621,063)	53,919
USD/BRL	10/02/2015	CSI	BRL	(83,700,000)	(23,935,492)	524,746
USD/BRL	04/04/2016	CSI	BRL	(26,900,000)	(7,263,732)	218,883
USD/BRL	01/05/2016	CSI	BRL	(20,300,000)	(5,630,971)	236,081
USD/BRL	01/05/2016	DUB	BRL	(6,051,990)	(1,678,748)	421,252
USD/BRL	08/04/2015	DUB	BRL	(1,809,819)	(528,576)	14,424
USD/BRL	08/04/2015	GSC	BRL	(2,126,247)	(620,992)	12,008
USD/BRL	04/04/2016	MSC	BRL	(51,200,000)	(13,825,393)	1,173,875
USD/BRL	01/05/2016	MSC	BRL	(8,100,000)	(2,246,841)	569,865
USD/BRL	08/04/2015	MSC	BRL	(5,037,476)	(1,471,247)	124,153
USD/BRL	01/05/2016	UBS	BRL	(10,000,000)	(2,773,877)	1,086,381
USD/CAD	08/04/2015	BOA	CAD	(2,828,000)	(2,162,327)	95,676
USD/CHF	08/12/2015	DUB	CHF	(206,000)	(213,243)	7,369
USD/EUR	06/27/2016	BCL	EUR	(2,587,000)	(2,861,658)	695,597
USD/EUR	08/04/2015	BNP	EUR	(2,054,000)	(2,255,804)	26,849
USD/EUR	08/04/2015	BOA	EUR	(20,362,000)	(22,362,554)	(144,073)
USD/EUR	08/04/2015	BOA	EUR	(9,757,000)	(10,715,619)	156,931
USD/EUR	06/13/2016	BOA	EUR	(10,352,000)	(11,446,666)	2,711,387

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Total Return Fund (continued)

Schedule of Open Forward Foreign Currency Contracts (continued)

Purchased/ Sold	Settlement Date	CounterParty	Notional Amount		Value	Unrealized Gain/(Loss)
USD/EUR	08/07/2015	BOA	EUR	(3,200,000)	$(3,514,533)	$765,041
USD/EUR	06/27/2016	BOA	EUR	(2,338,000)	(2,586,222)	632,793
USD/EUR	09/02/2015	CIT	EUR	(66,906,000)	(73,506,787)	361,558
USD/EUR	06/13/2016	DUB	EUR	(3,694,000)	(4,084,620)	973,205
USD/EUR	02/01/2016	DUB	EUR	(1,350,000)	(1,487,316)	329,379
USD/EUR	08/04/2015	DUB	EUR	(856,000)	(940,101)	8,864
USD/EUR	08/07/2015	DUB	EUR	(300,000)	(329,487)	71,892
USD/EUR	08/04/2015	MSC	EUR	(33,830,000)	(37,153,777)	720,211
USD/EUR	08/04/2015	UBS	EUR	(25,104,000)	(27,570,453)	296,417
USD/EUR	09/02/2015	UBS	EUR	(1,185,000)	(1,301,909)	9,214
USD/GBP	09/02/2015	BOA	GBP	(14,124,000)	(22,052,027)	34,689
USD/GBP	09/02/2015	CIT	GBP	(1,591,000)	(2,484,054)	3,037
USD/GBP	08/04/2015	UBS	GBP	(14,124,000)	(22,056,688)	113,981
USD/ILS	08/12/2015	CIT	ILS	(70,374,305)	(18,652,547)	(453,864)
USD/ILS	10/15/2015	CIT	ILS	(70,374,305)	(18,661,312)	(9,230)
USD/JPY	08/04/2015	BNP	JPY	(2,173,433,000)	(17,536,878)	4,954
USD/JPY	08/07/2015	BOA	JPY	(101,481,200)	(818,849)	181,151
USD/JPY	08/04/2015	CIT	JPY	(1,319,100,000)	(10,643,482)	54,603
USD/JPY	08/07/2015	CSI	JPY	(284,534,880)	(2,295,905)	504,095
USD/JPY	08/04/2015	DUB	JPY	(729,100,000)	(5,882,922)	126,446
USD/JPY	08/04/2015	GSC	JPY	(1,557,200,000)	(12,564,652)	69,130
USD/JPY	09/02/2015	MSC	JPY	(5,951,233,000)	(48,032,288)	(93,642)
USD/JPY	08/04/2015	UBS	JPY	(172,400,000)	(1,391,052)	17,818
USD/KRW	09/11/2015	BOA	KRW	(3,119,488,848)	(2,662,665)	128,624
USD/MXN	09/30/2015	BCL	MXN	(44,318,000)	(2,738,273)	(28,206)
USD/MXN	09/30/2015	CIT	MXN	(119,299,698)	(7,371,163)	175,326
USD/MXN	09/30/2015	DUB	MXN	(6,098,927)	(376,834)	10,166
USD/MXN	09/30/2015	GSC	MXN	(35,549,765)	(2,196,511)	76,489
USD/MXN	09/30/2015	MSC	MXN	(13,048,400)	(806,221)	(6,221)
USD/RUB	08/14/2015	CSI	RUB	(132,512,500)	(2,143,620)	250,380
USD/RUB	08/14/2015	MSC	RUB	(398,870,950)	(6,452,428)	759,776
					$(215,380,445)	$11,479,876

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Received	Unrealized Appreciation
Over the Counter Interest Rate Swap Agreements
CSI	Mexican Interbank Rate	Paying	6.34%	11/12/2019	MXN	107,100,000	$—	$22,885
GSB	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	700,000	(2,122)	1,406
							$(2,122)	$24,291

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Paying	2.25%	12/16/2022		3,700,000	$54,714
N/A	3-Month LIBOR	Receiving	2.50%	12/16/2025		5,400,000	(132,689)
N/A	3-Month LIBOR	Receiving	2.00%	12/16/2020		16,000,000	(178,676)
N/A	3-Month LIBOR	Receiving	2.75%	12/16/2045		27,300,000	(1,439,585)
N/A	3-Month LIBOR	Receiving	2.00%	12/16/2019		40,900,000	(309,166)
N/A	3-Month LIBOR	Receiving	2.75%	12/16/2045		53,200,000	(2,714,629)
N/A	3-Month LIBOR	Receiving	2.25%	12/16/2022		55,100,000	(1,002,658)
N/A	6-Month Euribor	Receiving	0.75%	09/16/2025	EUR	5,100,000	(133,524)
N/A	Federal Funds Effective Rate	Receiving	0.50%	06/17/2016		19,000,000	(5,052)
N/A	London-Interbank Offered Rate	Receiving	1.88%	10/05/2017	GBP	7,600,000	(163,740)
N/A	London-Interbank Offered Rate	Receiving	1.50%	03/16/2018	GBP	8,900,000	(16,790)
N/A	London-Interbank Offered Rate	Receiving	1.50%	12/16/2017	GBP	18,400,000	(76,315)
N/A	London-Interbank Offered Rate	Receiving	1.50%	09/16/2017	GBP	26,800,000	19,201
N/A	Mexican Interbank Rate	Paying	5.80%	12/10/2021	MXN	100,000	(70)
N/A	Mexican Interbank Rate	Paying	5.61%	10/08/2021	MXN	10,300,000	5,986

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Total Return Fund (continued)

Schedule of Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued)
N/A	Mexican Interbank Rate	Paying	5.70%	01/18/2019	MXN	23,000,000	$(6,044)
N/A	Mexican Interbank Rate	Paying	5.88%	09/23/2021	MXN	24,800,000	22,129
N/A	Mexican Interbank Rate	Paying	5.38%	01/07/2022	MXN	29,500,000	(66,468)
N/A	Mexican Interbank Rate	Paying	5.01%	10/10/2019	MXN	38,500,000	(35,760)
N/A	Mexican Interbank Rate	Paying	5.77%	09/30/2021	MXN	68,100,000	29,213
N/A	Mexican Interbank Rate	Paying	4.39%	07/28/2017	MXN	77,300,000	8,946
N/A	Mexican Interbank Rate	Paying	6.35%	11/08/2019	MXN	81,400,000	(32,591)
N/A	Mexican Interbank Rate	Paying	5.62%	06/02/2020	MXN	81,700,000	16,331
N/A	Mexican Interbank Rate	Paying	6.53%	06/05/2025	MXN	96,500,000	69,897
N/A	Mexican Interbank Rate	Paying	5.27%	02/05/2020	MXN	109,800,000	53,834
N/A	Mexican Interbank Rate	Paying	6.00%	06/07/2022	MXN	111,300,000	(9,306)
N/A	Mexican Interbank Rate	Paying	6.32%	11/12/2019	MXN	159,100,000	26,178
N/A	Mexican Interbank Rate	Paying	5.84%	09/14/2021	MXN	224,100,000	418,783
N/A	Mexican Interbank Rate	Paying	5.43%	11/17/2021	MXN	234,500,000	(250,944)
							$(5,848,795)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Rate(6)	Expiration Date	Notional Amount (1),(5)	Value	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection(2)
DUB	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.17%	1.00%	09/20/2016	$(400,000)	$4,284	$6,276	$(1,992)
GSI	Canadian Natural Resources, 6.25%, 03/15/2038	0.23%	1.00%	09/20/2015	(100,000)	221	(1,267)	1,488
BOA	Federated Republic of Brazil, 12.25%, 03/06/2030	2.65%	1.00%	12/20/2019	(150,000)	(9,925)	(5,686)	(4,239)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.37%	1.00%	12/20/2016	(2,500,000)	(10,226)	(61,004)	50,778
DUB	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.28%	1.00%	09/20/2016	(800,000)	7,531	10,355	(2,824)
BBP	People’s Republic of China, 4.75%, 10/29/2013	0.30%	1.00%	09/20/2016	(13,900,000)	126,700	200,835	(74,135)
BCL	Petrobras International Finance Co., 8.38%, 12/10/2018	4.76%	1.00%	12/20/2019	(2,200,000)	(315,674)	(254,951)	(60,723)
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	4.83%	1.00%	03/20/2020	(400,000)	(61,242)	(77,001)	15,759
BOA	Rio Tinto Finance USA Ltd., 6.50%, 07/15/2018	0.29%	1.00%	09/20/2015	(200,000)	423	(3,802)	4,225
BOA	Time Warner Cable Inc., 5.85%, 05/01/2017	0.12%	1.00%	12/20/2015	(100,000)	458	(2,770)	3,228
BCL	United Mexican States, 5.95%, 03/19/2019	1.19%	1.00%	12/20/2019	(3,400,000)	(23,500)	20,130	(43,630)
BCL	United Mexican States, 5.95%, 03/19/2019	1.13%	1.00%	09/20/2019	(2,100,000)	(8,533)	14,862	(23,395)
BNP	United Mexican States, 5.95%, 03/19/2019	0.77%	1.00%	09/20/2017	(100,000)	593	(2,207)	2,800
BOA	United Mexican States, 7.50%, 04/08/2033	0.47%	1.00%	09/20/2015	(300,000)	557	2,090	(1,533)
DUB	United Mexican States, 5.95%, 03/19/2019	0.65%	1.00%	12/20/2016	(1,500,000)	8,989	(35,999)	44,988
GSC	United Mexican States, 5.95%, 03/19/2019	1.19%	1.00%	12/20/2019	(1,700,000)	(11,750)	11,329	(23,079)
GSC	United Mexican States, 5.95%, 03/19/2019	1.13%	1.00%	09/20/2019	(800,000)	(3,251)	5,858	(9,109)
MSS	United Mexican States, 5.95%, 03/19/2019	0.74%	1.00%	06/20/2017	(1,500,000)	8,921	(18,251)	27,172
CGM	Volkswagen International Finance NV, 5.38%, 05/22/2018	0.41%	1.00%	03/20/2017	(2,196,499)	21,625	22,185	(560)
					$(34,346,499)	$(263,799)	$(169,018)	$(94,781)

Counterparty	Reference Obligation	Fixed Rate(6)	Expiration Date	Notional Amount (1),(5)	Value(4)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection(2)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	$(20,493,000)	$1,274,234	$(49,842)
N/A	CDX.NA.IG.24	1.00%	06/20/2020	(26,700,000)	369,234	7,679
N/A	iTraxx Europe Series 23	1.00%	06/20/2020	(32,068,882)	581,762	199,860
N/A	iTraxx Europe Crossover Series 23	5.00%	06/20/2020	(4,942,122)	469,507	111,528
				$(84,204,004)	$2,694,737	$269,225

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

See accompanying Notes to Schedules of Investments.

(3)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(4)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/WMC International Equity Fund
COMMON STOCKS - 93.2%
BELGIUM - 2.7%
Anheuser-Busch InBev NV	118,422	$14,149,254
BRAZIL - 0.4%
BB Seguridade Participacoes SA	137,820	1,298,119
Petroleo Brasileiro SA - ADR (a) (b)	162,817	1,107,156
		2,405,275
CANADA - 3.2%
Canadian National Railway Co.	159,940	9,977,830
Imperial Oil Ltd. (a)	135,020	4,995,693
TransCanada Corp.	51,730	2,010,503
		16,984,026
CHINA - 6.5%
Alibaba Group Holding Ltd. - ADR (b)	98,851	7,743,987
Baidu.com Inc. - ADR - Class A (b)	29,521	5,097,096
China Construction Bank Corp. - Class H	7,763,000	6,332,797
China Life Insurance Co. Ltd. - Class H	1,690,000	6,224,700
ENN Energy Holdings Ltd.	898,460	5,962,492
Great Wall Motor Co. Ltd. - Class H	636,500	2,103,047
Hollysys Automation Technologies Ltd.	64,090	1,363,835
		34,827,954
DENMARK - 0.3%
H Lundbeck A/S (b)	56,897	1,345,771
FINLAND - 0.4%
Kone Oyj - Class B (a)	56,024	2,351,130
FRANCE - 11.0%
Air Liquide SA	58,316	7,593,626
BNP Paribas SA	176,306	11,468,217
Essilor International SA	66,379	8,501,782
Groupe Eurotunnel SE	96,329	1,383,943
Legrand SA	92,718	5,703,736
Orange SA	349,670	5,752,154
Schneider Electric SA	62,506	4,360,304
Total SA	123,548	6,096,217
Unibail-Rodamco SE	28,162	7,485,580
		58,345,559
GERMANY - 5.3%
Beiersdorf AG	90,131	7,700,742
Brenntag AG	55,943	3,110,982
Continental AG	28,817	6,442,411
Deutsche Annington Immobilien SE	354,391	11,056,957
		28,311,092
HONG KONG - 1.4%
Hong Kong Exchanges & Clearing Ltd.	137,328	3,719,226
Huatai Securities Co. Ltd. - Class H (b)	135,900	290,302
PICC Property & Casualty Co. Ltd. - Class H	1,660,000	3,453,962
		7,463,490
INDIA - 6.0%
Axis Bank Ltd.	232,116	2,074,255
Bharti Infratel Ltd.	508,814	3,552,355
Container Corp. of India Ltd.	103,324	2,645,697
Divi’s Laboratories Ltd.	53,965	1,649,611
HDFC Bank Ltd. - ADR	30,610	1,912,207
ICICI Bank Ltd.	1,872,897	8,863,240
Maruti Suzuki India Ltd.	39,308	2,652,918
Power Grid Corp. of India Ltd.	342,259	757,350
Punjab National Bank	281,175	662,174
State Bank of India	981,673	4,129,994
Tata Consultancy Services Ltd.	78,690	3,081,355
		31,981,156
IRELAND - 1.4%
CRH Plc	255,679	7,603,919
ITALY - 5.4%
Assicurazioni Generali SpA	263,411	5,191,104
Banca Generali SpA	95,412	3,139,394
FinecoBank Banca Fineco SpA	300,349	2,394,770
Intesa Sanpaolo SpA	1,966,694	7,572,027
Luxottica Group SpA	98,973	7,177,201
Snam SpA	644,788	3,172,909
		28,647,405
JAPAN - 18.4%
Asahi Group Holdings Ltd.	70,295	2,355,866
Asics Corp.	174,380	5,011,361
Daito Trust Construction Co. Ltd.	78,975	8,340,018
Daiwa House Industry Co. Ltd.	100,715	2,505,004
Eisai Co. Ltd.	96,185	6,277,506
Honda Motor Co. Ltd.	260,000	8,735,352
Isuzu Motors Ltd. (a)	169,287	2,343,309
Kansai Electric Power Co. Inc. (b)	111,075	1,506,097
Kyushu Electric Power Co. Inc. (b)	116,800	1,655,107
M3 Inc. (a)	98,380	2,318,272
Mitsubishi UFJ Financial Group Inc.	321,250	2,337,765
NEC Corp.	1,118,000	3,570,704
Nippon Telegraph & Telephone Corp.	187,340	7,214,976
Olympus Corp.	111,940	4,283,209
Ono Pharmaceutical Co. Ltd.	78,190	9,420,178
Seven & I Holdings Co. Ltd.	197,805	9,126,995
Shikoku Electric Power Co. Inc. (a)	80,115	1,348,195
Sumco Corp. (a)	103,400	1,032,359
Sumitomo Mitsui Financial Group Inc.	130,900	5,902,808
T&D Holdings Inc.	230,290	3,506,799
Takeda Pharmaceutical Co. Ltd.	105,085	5,286,965
Tokio Marine Holdings Inc.	93,200	3,881,137
		97,959,982
MEXICO - 0.6%
Cemex SAB de CV - ADR (b)	364,450	3,097,825
NETHERLANDS - 4.8%
Altice SA (b)	4,085	515,930
European Aeronautic Defence & Space Co.	148,945	10,572,916
ING Groep NV - CVA	437,428	7,439,398
Koninklijke KPN NV	277,094	1,094,820
NXP Semiconductors NV (b)	61,529	5,967,698
		25,590,762
SOUTH KOREA - 1.3%
Korea Electric Power Corp.	27,916	1,207,058
SK Hynix Inc.	174,668	5,516,084
		6,723,142
SPAIN - 1.5%
Inditex SA	235,111	8,061,489
SWEDEN - 2.1%
Assa Abloy AB - Series B	196,820	3,996,398
Electrolux AB - Class B	95,529	2,742,441
Hennes & Mauritz AB	117,856	4,689,172
		11,428,011
SWITZERLAND - 9.5%
Adecco SA	45,754	3,818,742
Cie Financiere Richemont SA	32,994	2,847,827
Julius Baer Group Ltd.	151,783	8,396,598
Novartis AG	163,220	16,936,395

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Roche Holding AG	28,555	8,250,190
UBS Group AG	457,897	10,527,556
		50,777,308
TAIWAN - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,863,640	8,144,129
UNITED KINGDOM - 9.5%
AstraZeneca Plc	194,383	13,122,482
Derwent London Plc	22,658	1,284,482
Diageo Plc	137,202	3,846,139
Direct Line Insurance Group Plc	—	1
Hikma Pharmaceuticals Plc	58,654	2,191,120
International Consolidated Airlines Group SA (b)	240,824	2,005,683
Schroders Plc	78,989	3,891,815
Sky Plc	692,275	12,306,728
Smith & Nephew Plc	370,619	6,888,175
Standard Chartered Plc	63,039	964,954
WPP Plc	169,648	3,897,789
		50,399,368
Total Common Stocks (cost $433,426,673)		496,598,047

PREFERRED STOCKS - 0.4%
GERMANY - 0.4%
Volkswagen AG	10,226	2,051,059
Total Preferred Stocks (cost $2,480,637)		2,051,059

INVESTMENT COMPANIES - 1.9%
iShares MSCI ACWI ex US ETF	230,510	10,160,881
Total Investment Companies (cost $9,960,416)		10,160,881

SHORT TERM INVESTMENTS - 1.4%
Securities Lending Collateral - 1.4%
Fidelity Institutional Money Market Portfolio, 0.15% (c)	5,000,000	5,000,000
Repurchase Agreement with MLP, 0.13% (Collateralized by $2,066,446 U.S. Treasury Bond, 3.75%, due 11/15/43, value $2,410,708) acquired on 07/31/15, due 08/03/15 at $2,363,465	$2,363,440	2,363,440
Total Short Term Investments (cost $7,363,440)		7,363,440
Total Investments - 96.9% (cost $453,231,166)		516,173,427
Other Assets and Liabilities, Net - 3.1%		16,562,028
Total Net Assets - 100.0%		$532,735,455

(a)	All or a portion of the security was on loan.
(b)	Non-income producing security.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of July 31, 2015.

See accompanying Notes to Schedules of Investments.

Currencies:

AUD - Australian Dollar	GBP - British Pound	MXN - Mexican Peso
BRL - Brazilian Real	ILS – Israeli New Shekel	RUB - Russian Ruble
CAD - Canadian Dollar	INR – Indian Rupee	USD - United States Dollar
CHF – Swiss Franc	JPY - Japanese Yen	ZAR - South African Rand
EUR - European Currency Unit (Euro)	KRW – Korean Won

Abbreviations:

ABS - Asset Backed Securities

ADR - American Depository Receipt

CDO - Collateralized Debt Obligation

CDX.NA.HY - Credit Derivatives Index - North American - High Yield

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

CPURNSA - CPI Urban Consumers Index non-Seasonally Adjusted

ETF - Exchange Traded Fund

Euribor - Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-BTP - debt instrument issued by the Republic of Italy of Germany with a term of 2 to 11 years

Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

iTraxx - group of international credit derivative indexes monitored by the International Index Company

LIBOR - London Interbank Offered Rate

MCDX.NA - Municipal credit default swap index - North America

MSCI – Morgan Stanley Capital International

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

UFJ - United Financial of Japan

Counterparty Abbreviations:

BBP - Barclays Bank Plc	GSB - Goldman Sachs Bank USA
BCL - Barclays Capital Inc.	GSC - Goldman Sachs & Co.
BNP - BNP Paribas Securities	GSI - Goldman Sachs International
BOA - Banc of America Securities LLC/Bank of America NA	MLP - Merrill Lynch Professional Clearing Corp.
CGM - Citigroup Global Markets	MSC - Morgan Stanley & Co., Incorporated
CIT - Citibank, Inc.	MSS - Morgan Stanley Capital Services Inc.
CSI - Credit Suisse Securities, LLC	UBS - UBS Securities LLC
DUB - Deutsche Bank Alex Brown Inc.

†	For Funds with fixed income securities, par amounts are listed in United States Dollars unless otherwise noted. Options are quoted in unrounded number of contracts.

See accompanying Notes to Schedules of Investments.

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

July 31, 2015

Security Valuation - Curian Capital, LLC (“Curian”, “Adviser” or “Administrator”) has entered into a sub-administration and fund accounting services agreement on behalf of the Funds with Jackson Fund Services (“JFS” or “Sub-Administrator”), a division of Jackson National Asset Management, LLC (“JNAM”).  Curian and JNAM are subsidiaries of Jackson and affiliates.  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review, at the latest, by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  The Sub-Administrator has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Sub-Administrator’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Sub-Administrator may utilize pricing services or other sources, including the Funds’ Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives,

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

July 31, 2015

centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs, including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, term loans that do not meet certain liquidity thresholds, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Sub-Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Sub-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Sub-Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of July 31, 2015 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Non-U.S. Government Agency ABS	$—	$46,630,506	$—	$46,630,506
Corporate Bonds and Notes	—	356,760,841	—	356,760,841
Variable Rate Senior Loan Interests	—	32,374,561	869,334	33,243,895
Government and Agency Obligations	—	89,598,379	—	89,598,379
Preferred Stocks	806,400	—	—	806,400
Trust Preferreds	111,560	—	—	111,560
Purchased Options	—	188,130	—	188,130
Short Term Investments	12,000,000	10,948,545	—	22,948,545
Fund Total	$12,917,960	$536,500,962	$869,334	$550,288,256
Curian/PIMCO Total Return Fund
Non-U.S. Government Agency ABS	$—	$132,996,850	$—	$132,996,850
Corporate Bonds and Notes	—	281,754,801	—	281,754,801
Government and Agency Obligations	—	747,637,294	—	747,637,294
Preferred Stocks	1,311,321	—	—	1,311,321
Purchased Options	—	548,027	—	548,027
Short Term Investments	6,000,000	50,053,064	—	56,053,064
Fund Total	$7,311,321	$1,212,990,036	$—	$1,220,301,357
Curian/WMC International Equity Fund
Common Stocks	$61,818,880	$434,779,167	$—	$496,598,047
Preferred Stocks	—	2,051,059	—	2,051,059
Investment Companies	10,160,881	—	—	10,160,881
Short Term Investments	5,000,000	2,363,440	—	7,363,440
Fund Total	$76,979,761	$439,193,666	$—	$516,173,427

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Total Return Fund
Government and Agency Obligations	$—	$(4,546,781)	$—	$(4,546,781)
Fund Total	$—	$(4,546,781)	$—	$(4,546,781)

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Exchange Traded Futures Options	$91,461	$—	$—	$91,461
Open Futures Contracts	562,474	—	—	562,474
Open Forward Foreign Currency Contracts	—	1,641,346	—	1,641,346
OTC Interest Rate Swap Agreements	—	128,915	—	128,915
Centrally Cleared Interest Rate Swap Agreements	—	396,475	—	396,475
OTC Credit Default Swap Agreements	—	273,976	—	273,976
Centrally Cleared Credit Default Swap Agreements	—	8,718	—	8,718
Fund Total	$653,935	$2,449,430	$—	$3,103,365

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

July 31, 2015

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Total Return Fund
Open Futures Contracts	$2,366,836	$—	$—	$2,366,836
Open Forward Foreign Currency Contracts	—	15,731,405	—	15,731,405
OTC Interest Rate Swap Agreements	—	24,291	—	24,291
Centrally Cleared Interest Rate Swap Agreements	—	725,212	—	725,212
OTC Credit Default Swap Agreements	—	150,438	—	150,438
Centrally Cleared Credit Default Swap Agreements	—	319,067	—	319,067
Fund Total	$2,366,836	$16,950,413	$—	$19,317,249

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Written Options	$—	$(308,807)	$—	$(308,807)
Open Futures Contracts	(625,392)	—	—	(625,392)
Open Forward Foreign Currency Contracts	—	(995,932)	—	(995,932)
OTC Interest Rate Swap Agreements	—	(204,229)	—	(204,229)
Centrally Cleared Interest Rate Swap Agreements	—	(1,717,754)	—	(1,717,754)
OTC Credit Default Swap Agreements	—	(858,406)	—	(858,406)
Centrally Cleared Credit Default Swap Agreements	—	(586,856)	—	(586,856)
Fund Total	$(625,392)	$(4,671,984)	$—	$(5,297,376)
Curian/PIMCO Total Return Fund
Exchange Traded Futures Options	$(9,763)	$—	$—	$(9,763)
Written Options	(26,735)	(616,475)	—	(643,210)
Open Futures Contracts	(1,930,634)	—	—	(1,930,634)
Open Forward Foreign Currency Contracts	—	(4,251,529)	—	(4,251,529)
Centrally Cleared Interest Rate Swap Agreements	—	(6,574,007)	—	(6,574,007)
OTC Credit Default Swap Agreements	—	(245,219)	—	(245,219)
Centrally Cleared Credit Default Swap Agreements	—	(49,842)	—	(49,842)
Fund Total	$(1,967,132)	$(11,737,072)	$—	$(13,704,204)

(1)All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.  The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes.  There were no significant transfers into or out of Level 1, 2 or 3 for the period.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at July 31, 2015.

Securities Lending and Securities Lending Collateral - The Funds participate in an agency based securities lending program.  Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Trust.  The Funds invest cash collateral in money market funds and overnight repurchase agreements which are collateralized fully by U.S. government and agency securities.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Federal Income Tax Matters - As of July 31, 2015, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. Federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Curian/PIMCO Income Fund	$547,526,776	$8,928,329	$(6,166,849)	$2,761,480
Curian/PIMCO Total Return Fund	1,218,809,856	18,428,343	(16,936,842)	1,491,501
Curian/WMC International Equity Fund	455,188,422	73,666,739	(12,681,734)	60,985,005

Other Matters - On July 30, 2015, Curian announced that it had decided to stop accepting new accounts under its separately managed account program (the “Curian Program”) effective July 31, 2015.  Curian/PIMCO Income Fund, Curian/PIMCO Total Return Fund and Curian/WMC International Equity Fund are investment options within the Curian Program, and all of the shareholders of the Funds are accountholders in the Curian Program.  Curian will continue to actively manage existing accounts within the Curian Program into 2016 to allow financial professionals and clients sufficient time to plan for the transition of accounts.  Curian expects to exit the asset management business around the end of the first quarter 2016.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semiannual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curian Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 30, 2015

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 30, 2015

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.